Financial risk management	12 Months Ended
Dec. 31, 2025
Disclosure Of Financial Risk Management [Abstract]
Financial risk management
29.
Financial risk management

It comprises the management of the main risks, that due to the nature of their operations, IFS and its Subsidiaries are exposed to; and correspond to: credit risk, market risk, liquidity risk, insurance risk and real estate risk.

 Credit risk: possibility of loss due to inability or failure to pay debtors, counterparts or third parties bound to comply with their contractual obligations.

 Market risk: probability of loss in positions on and off the consolidated statement of financial position derived from variations in market conditions; generally includes the following types of risk: exchange rate; fair value by interest rate, price, among others.

 Liquidity risk: possibility of loss due to noncompliance with the requirements of financing and fund application that arise from mismatches of cash flows.

 Insurance risk: possibility that the actual cost of claims and payments will differ from the estimates.

 Real estate risk: possibility of significant loss in rental income due to the insolvency of the lessee or, a decrease in the market value of real estate investments.

To manage the risks detailed above, every Subsidiary of the Group has a specialized structure and organization in their management, measurement systems, as well as mitigation and coverage processes, according to specific regulatory needs and requirements for the development of its business. The Group and its Subsidiaries, mainly Interbank, Interseguro and Inteligo Bank, operate independently but in coordination with the general provisions issued by the Board of Directors and Management of IFS. The Board of Directors and Management of IFS are ultimately responsible for identifying and controlling risks. The Company has an Audit Committee comprised of three independent directors, pursuant to Rule 10A-3 of the Securities Exchange Act of the United States; and one of them is a financial expert according to the regulations of the New York Stock Exchange. The Audit Committee is appointed by the Board of Directors and its main purpose is to monitor and supervise the preparation processes of financial and accounting information, as well as the audits over the financial statements of IFS and its Subsidiaries.

Also, the Audit Committee is responsible for assisting the Board of Directors with monitoring and supervising, thus helping to ensure:

 The quality and comprehensiveness of IFS’s financial statements, including its disclosures.

 The existence of adequate procedures to assess, objectively and periodically, the effectiveness of the internal control system over the financial report.

 The compliance of the legal and regulatory framework.

 The qualification and independence of external auditors.

 The performance of external auditors.

 The implementation by Management of an adequate internal control system, particularly the internal control system over the financial report.

The Company has an Internal Audit Division which is responsible for monitoring the key processes and controls to ensure adequate low risk control according to the standards defined in the Sarbanes Oxley Act.

Management is responsible for the preparation, presentation and comprehensiveness of the Group’s consolidated financial statements, the suitability of the principles and accounting policies it uses, the establishment and upkeeping of the internal control over the financial information, as well as the facilitation of communications among external auditors, IFS’s managers, Audit Committee and the Board of Directors.

(a)
Structure and organization of risk management -

The Group’s risk management structure and organization for each of its Subsidiaries is as follows:

(i)
Interbank -

Board of Directors

Interbank’s Board of Directors is responsible for establishing an appropriate and integral risk management and promoting an internal environment that facilitates its development. The Board is continuously informed about the degree of exposure of the various risks managed by Interbank.

The Board has created several specialized committees to which it has delegated specific tasks to strengthen risk management and internal control.

Audit Committee

The Audit Committee’s main purpose is to monitor that the accounting financial reporting processes are appropriate, as well as to evaluate the activities performed by the auditors, both internal and external. The Committee is comprised of four members of the Board and the Chief Executive Officer, the Internal Auditor, the Vice-President of Corporate and Legal Affairs and other executives may also participate, when required. The Committee meets at least six times a year in ordinary sessions and informs the Board about the most relevant issues discussed.

Comprehensive Risk Management Committee

The Comprehensive Risk Management Committee (“GIR”, by its Spanish acronym) is responsible for approving the policies and organization for comprehensive risk management, as well as the amendments to said policies. This Committee defines the level of tolerance and the degree of exposure to risk that Interbank is willing to assume in its business and also decides on the necessary actions aimed at implementing the required corrective measures in case of deviations from the levels of tolerance to risk. The Committee is comprised of three Directors, the Chief Executive Officer and the Vice-Presidents. The Committee reports monthly to the Board of Directors the main issues it has discussed and the resolutions taken in the previous meeting.

Assets and Liabilities Committee

The main purpose of the Assets and Liabilities Committee (“ALCO”) is to manage the financial structure of the statement of financial position of Interbank, based on profitability and risk targets. The ALCO is also responsible for the proposal of new products or operations that contain components of market risk. Likewise, it is the communication channel with the units that generate market risk. The ALCO meets monthly and it is comprised of the Chief Executive Officer, the Vice-Presidents of Risks, Commercial, Finance, Operations, Distribution Channels, Capital Market and the Manager of Treasury / Position Desk, the Market Risk Manager and the Planning and Management Control Manager are permanent guests.

Internal Audit Division -

Risk management processes of Interbank are monitored by the Internal Audit Division, which examines both the adequacy of the procedures and the compliance with them. The Internal Audit Division discusses the results of all assessments with Management and reports its findings and recommendations to the Audit Committee and Board of Directors.

(ii)
Interseguro -

Board of Directors

The Board of Directors is responsible for the overall approach to risk management and it is responsible for the approval of the policies and strategies currently used. The Board of Directors provides the principles for overall risk management, as well as the policies prepared for specific areas, such as foreign exchange risk, interest rate risk, credit risk and the use of derivative and non-derivative financial instruments.

Audit Committee

The main purpose of the Audit Committee is to monitor that the accounting and financial reporting processes are appropriate, as well as to assess the activities performed by External and Internal Auditors. The Audit Committee is comprised of four Board members who do not fulfil any executive position within Interseguro, at least one of them is an Independent Director, who leads the Committee and cannot lead any other Committee within Interseguro. The Committee sessions can be attended by the Chief Executive Officer, the Audit Manager, the External Auditors and other executives when required. The Committee meets at least six times a year in ordinary sessions and informs the Board on the most relevant issues it has addressed.

Risk Committee

The Risk Committee is a corporate body created by the Board. It is responsible for defining the business risk limits of Interseguro through the approval of risk policies and the corrective measures needed to maintain adequate levels of risk tolerance. The Risk Committee is comprised of four Board members, the Risk Manager and the Chief Executive Officer.

Investment Committee

The Investment Committee is responsible for approving the limits of each security or real estate that may be included in Interseguro’s investment portfolio. This Committee is comprised of several Board Members, the Chief Executive Officer and the Vice-President of Investments.

Internal Audit Division

Risk management processes throughout Interseguro are monitored by the Internal Audit Division, which reviews and assesses the design, scope and functioning of the internal control system and verifies the compliance of legal requirements, policies, standards and procedures. The Internal Audit Division discusses the results of all assessments with Management and reports its findings and recommendations to the Audit Committee and Board of Directors.

(iii)
Inteligo Bank -

Inteligo Bank’s Board of Directors is responsible for the establishment and monitoring of the risk administration policies. To manage and monitor the various risks Inteligo Bank is exposed to, the Board of Directors has created the Credit and Investment Committee, the Assets and Liabilities Committee, the Credit Risk Committee and the Audit Committee.

(b)
Risk measurement and reporting systems -

The Group uses different models and rating tools. These tools measure and value the risk within a prospective vision, thus allowing better risk-taking decisions in the different stages or life cycle of client or product.

Said models and tools are permanently monitored and periodically validated to assure that the levels of prediction and performance are being maintained and to make corrective actions or adjustments, when needed.

(c)
Risk mitigation and risk coverage -

To mitigate its exposure to the various financial risks and provide adequate coverage, the Group has established a series of measures, among which the following stand out:

 Policies, procedures, methodologies, models and parameters aimed to allow for the identification, measurement, control and reporting of diverse financial risks;

 Review and assessment of diverse financial risks, through specialized units of risk screening;

 Timely monitoring and tracking of diverse financial risks and their maintenance within a defined tolerance level;

 Compliance with regulatory limits and establishment of internal limits for exposure concentration; and

 Procedures for managing guarantees.

Likewise, as part of its comprehensive risk management, in certain circumstances the Group uses derivative financial instruments to mitigate its risk exposure, which arises from the variations in interest rates and foreign exchange rates.

(d)
Risk concentration -

Through its policies and procedures, the Group has established the guidelines and mechanisms needed to prevent excessive risk concentration. In case any concentration risk is identified, the Group works with specialized units that enable it to control and manage said risks.

29.1.
Credit risk
(a)
The Group opts for a credit risk policy that ensures sustained and profitable growth in all its products and the business segments it operates. In doing so, it applies assessment procedures for adequate decision-making, and uses tools and methodologies that allow the identification, measurement, mitigation and control of the different risks in the most efficient manner. Likewise, the Group regularly incorporates, develops and reviews management models that allow an adequate measurement, quantification and monitoring of the loans granted by each business unit and also encourages the continuous improvement of its policies, tools, methodologies and processes. Additionally, as a consecquence of the high uncertainty of the intensity of the El Niño event in 2023, the excess of liquidity generated by the withdrawal of the CTS and AFP funds, during 2024 and 2025; the behavior and performance of the expected credit losses of the retail and non-retail clients has been affected, thus requiring a greater monitoring of results, which has also required certain subsequent adjustments to the expected loss model to be able to capture the effects of the current situation, which has generated a high level of uncertainty in the estimation of the loans expected loss.

In compliance with the policy of monitoring the Group’s credit risk, during the years 2025, 2024 and 2023 Interbank performed the recalibration process of its risk parameters for the calculation of the expected credit losses.

(b)
The Group is exposed to credit risk, which is the risk that a counterparty causes a financial loss by failing to comply with an obligation. Credit risk is the most important risk for the Group’s business; therefore, Management carefully manages its exposure to credit risk, which arise mainly in lending activities that lead to loans and investment activities that contribute with securities and other financial instruments to the Group’s asset portfolio. There is also credit risk in the financial instruments out of the consolidated statement of financial position, such as contingent credits (indirect loans), which expose the Group to risks similar to those of direct loans, being mitigated with the same control processes and policies. Likewise, credit risk arising from derivative financial instruments is, at any time, limited to those with positive fair values, as recorded in the consolidated statement of financial position.

As of the date of the consolidated statement of financial position and under IFRS 9, impairment allowances are established for expected credit losses. Significant changes in the economy or in the particular situation of an economic sector that represents a concentration in the Group’s portfolio could result in losses that are different from those provisioned for as of the date of the consolidated statement of financial position.

The Group structures the levels of credit risk it undertakes by placing limits on the amount of risk accepted in relation to one borrower or groups of borrowers and geographical and industry segments. Said risks are monitored on a revolving basis and subject to continuous review.

The Group’s exposure to credit risk is managed through the regular assessment of debtors and their potential capability to pay the principal and interest of their obligations, and through the change in exposure limits, when appropriate.

The exposure to credit risk is also mitigated, in part, through the obtaining of personal and corporate collateral. Nevertheless, there is a significant part of the financial instruments where said collateral cannot be obtained. Following is a description of the procedures and policies related to collateral management and valuation of collaterals.

Policies and procedures for management and valuation of guarantees -

Collateral required for financial assets other than the loan portfolio are determined according to the nature of the instrument. However, debt instruments, treasury papers and other financial assets are in general not guaranteed, except for securities guaranteed with similar assets and instruments.

The Group has policies and guidelines established for the management of collateral received to back loans granted. The assets that guarantee loan operations bear a certain value prior to the loan approval and the procedures for their updating are described in the internal rules. To manage guarantees, the Group operates specialized divisions for the establishment, management and release of guarantees.

Collateral that back loan operations include different goods, property and financial instruments (including cash and securities). Their preferential status depends on the following conditions:

 Easy convertibility into cash.

 Proper legal documentation, duly registered with the corresponding public registry.

 Do not have previous obligations that could reduce their value.

 Their fair value must be updated.

Long-term loans and fundings granted to corporate entities, as well as mortgage loans are generally guaranteed. Consumer loans granted to small companies are not generally guaranteed.

Management monitors the fair value of collateral, and with the purpose of mitigating expected credit losses, requests additional collateral to the counterparty as soon as impairment evidence exists. The proceeds from the settlement of the collateral obtained are used to reduce or repay the outstanding claim.

In the case of derivative financial instruments, the Group maintains strict control limits on net open derivative positions (the difference between purchase and sale contracts), both in amount and term. The amount subject to credit risk is limited to the current fair value of instruments that are favorable to the Group (for example, an asset when its fair value is positive), which in relation to derivatives is only a small fraction of the contract, or notional amount used to express the volume of instruments outstanding. This credit risk exposure is managed as part of the overall lending limits with customers, together with potential exposures from market movements. Collateral or other securities are not usually obtained for credit risk exposures on these instruments.

Settlement risk arises in any situation where a payment in cash, securities or equity is made in the expectation of a corresponding receipt in cash. Daily settlement limits are established for each counterparty to cover the aggregate of all settlement risk arising from the Group’s market transactions on any single day.

(c)
Maximum exposure to credit risk -

As of December 31, 2025 and 2024, Management estimates that the maximum credit risk to which the Group is exposed is represented by the book value of the financial assets which show a potential credit risk and consist mostly of deposits in banks, inter-bank funds, investments, loans (direct and indirect), without considering the fair value of the collateral or guarantees, derivative financial instruments transactions, receivables from insurance transactions and other monetary assets. In this sense, as of December 31, 2025 and 2024, the main captions were formed as follows:

- 77.2 percent and 80.8 percent, respectively, of cash and due from banks corresponds to amounts deposited in the Group’s vaults or in the BCRP;

- 83.7 percent and 84.7 percent, respectively, of the loan portfolio is classified into the two lower credit risk categories defined by the Group under IFRS 9 (high and standard grade);

- 93.6 percent and 92.5 percent, respectively, of loans is deemed non-past-due and non-impaired.

- 89.7 percent and 86.9 percent, respectively, of investments at fair value through other comprehensive income and investments at amortized cost have at least an investment grade (BBB- or higher) or are debt instruments issued by the BCRP or the Peruvian Government; and

- 97.9 percent and 97.1 percent of accounts receivable from insurance premiums and leases of the investment properties are deemed non-past due and non-impaired.

- In addition, as of December 31, 2025 and 2024, the Group holds loans (direct and indirect) and investments in fixed income instruments issued by entities related to the infrastructure sector that, in recent years, have been exposed to local and international events. As of December 31, 2025 the loans amounted approximately to S/395,794,000 (S/132,878,000 in direct loans and S/262,916,000 in indirect loans) and investments in fixed income instruments amounted approximately to S/735,403,000 (as of December 31, 2024 the loans amounted approximately to S/530,066,000 (S/158,694,000 in direct loans and S/371,372,000 in indirect loans) and investments in fixed income instruments amounted approximately to S/939,065,000).

(d)
Impairment assessment for loan portfolios -

The main objective of the impairment requirements is to recognize expected credit losses during the average life of financial instruments when there has been a significant increase in credit risk after the initial recognition — as evaluated on a collective or individual basis —considering all reasonable and sustainable information, including that which refers to the future. If the financial instrument does not show a significant increase in credit risk after the initial recognition, the provision for expected credit losses shall be calculated as 12-month expected credit losses (Stage 1), as defined in Note 3.4(i).

Under some circumstances, entities may not have reasonable and sustainable information available without disproportionate effort or cost to measure the expected credit losses during the lifetime of the asset on an individual instrument basis. In that case, expected credit losses during the asset’s lifetime shall be recognized on a collective basis considering information about the overall credit risk. The financial assets for which the Group calculates the expected loss under a collective assessment include:

•
All direct and indirect (contingent) loans related to stand-by letters, guarantees, bank guarantees and letters of credit; except loans under legal collection that have or do not have a payment agreement and specifically, certain clients that belong to the infrastructure sector.
•
Debt instruments measured at amortized cost or at fair value through other comprehensive income.

The expected credit loss is estimated collectively for each loan portfolio with shared similar risk characteristics. Not only default indicators, but all information such as macroeconomic projections, type of instrument, credit risk ratings, types of guarantees, date of initial recognition and remaining time to maturity, among other indicators.

For the collective impairment assessment, the financial assets are grouped based on the Group's internal credit rating system, which considers credit risk characteristics, such as type of asset, economic sector, geographical location and type of guarantee, among other relevant factors.

Expected losses are calculated under the identification and multiplication of the following risk parameters:

•
Probability of Default (PD): It is the likelihood of a default over a particular time horizon that the counterpart will be unable to meet its debt obligations in a certain term and with it is cataloged as default.
•
Loss Given Default (LGD): Measures the loss in percentage terms on total exposure at default (see Exposure at default).
•
Exposure at Default (EAD): Represents the total value that the Group can lose upon default of a counterpart.

(d.1) Definition of default:

In accordance with IFRS 9, the Group determines that there is default on a financial asset when:

•
The borrower is unlikely to pay their credit obligations to the Group in full, without recourse by the Group to actions such as realizing guarantee (if applicable); or
•
The borrower is past due by more than 90 days on any material credit obligation to the Group.

In assessing whether a borrower is in default, the Group considers the following indicators:

•
Qualitative: contracts in judicial and prejudicial proceedings.
•
Quantitative: contracts in default for more than 90 days; and
•
Based on data prepared internally and obtained from external sources such as:

- Significant changes in indicators of credit risk

- Significant changes in external market indicators

- Real or expected significant change in the external and/or internal credit rating

- Existing or forecast adverse changes in the business, economic or financial conditions that are expected to cause a significant change in the borrower’s ability to meet its debt obligations.

- Real or expected significant change in the operating results of the borrower

- Existing or future adverse changes in the regulatory, economic, or technological environment of the borrower that results in a significant change in its ability to meet its debt obligations.

Likewise, losses recognized in the period are affected by several factors, such as:

•
Financial assets moving from Stage 1 to Stage 2 or Stage 3 because there has been a significant increase in their risk since initial recognition or they present impairment at the analysis date, respectively. As a result, lifetime expected losses are calculated.
•
Impact on the measurement of expected losses due to changes in PD, EAD and LGD resulting from the update of the inputs used.
•
Impact on the measurement of expected losses due to changes in the models and assumptions used.
•
Additional provisions for new financial instruments reported during the period.
•
Periodic reversals of the discount on expected losses due to the passage of time, as they are measured based on the present value.
•
Financial assets written-off during the period.

- Exchange difference arising from financial assets denominated in foreign currency.

(d.1.1) Internal rating and PD:

The Group’s loans are segmented into homogeneous groups with shared similar credit risk characteristics as detailed below:

-
Personal Banking (credit cards, mortgages, payroll loans, consumer loans and vehicular loans)
-
Business Banking
-
Commercial Banking (Corporate, Institutional, Companies and Real estate)

In the case of Interbank, its Credit Risk Department determines its risk level according to the following classification, as of December 31, 2025 and 2024:

2025
		High grade	Standard grade	Grade lower than standard
Banking	Segment	PD less than or equal (*)	PD range (*)	PD equal to or higher (*)

	Credit card	4.55%	4.56% - 10.32%	10.33%
	Mortgage	1.51%	1.52% - 4.93%	4.94%
	Payroll loans	2.63%	2.64% - 6.13%	6.14%
Personal Banking	Consumer	6.81%	6.82% - 14.93%	14.94%
	Vehicular	5.88%	5.88%	5.88%

Small Business Banking		5.20%	5.21% - 14.24%	14.25%

	Corporate	0.22%	0.23% - 0.44%	0.45%
Commercial Banking	Institutional	0.31%	0.31%	0.31%
	Companies	0.79%	0.80% - 2.31%	2.32%
	Real estate	0.31%	0.31%	0.31%

2024
		High grade	Standard grade	Grade lower than standard
Banking	Segment	PD less than or equal (*)	PD range (*)	PD equal to or higher (*)

	Credit card	5.25%	5.26% - 12.05%	12.06%
	Mortgage	1.12%	1.13% - 3.55%	3.56%
	Payroll loans	2.36%	2.37% - 5.15%	5.16%
Personal Banking	Consumer	7.11%	7.12% - 14.68%	14.69%
	Vehicular	3.76%	3.76%	3.76%

Small Business Banking		8.55%	8.56% - 17.86%	17.87%

	Corporate	0.10%	0.11% - 0.20%	0.21%
Commercial Banking	Institutional	0.66%	0.66%	0.66%
	Companies	3.45%	3.46% - 8.13%	8.14%
	Real estate	2.61%	2.61%	2.61%

(*) The probability of default is exclusively determined by the statistical model and, therefore, does not include the subsequent adjustments to the model, detailed in Note 29.1 (d.8).

The main objective of scoring or rating is to generate statistical models that allow forecasting the applicant’s level of credit risk. The development of these models incorporates both qualitative and quantitative information, as well as client specific information that may affect their performance.

These rating models are monitored on a regular basis because over time, some factors may have a negative impact on the model’s discriminating power, and stability due to changes in the population or its characteristics.

Each rating has an associated PD, which is adjusted to incorporate prospective information. This is replicated for each macroeconomic scenario, as appropriate.

To calculate the PD, two differentiated methodologies have been developed, which are described below:

-
Transition matrixes

Its objective is to determine the probability of default over a 12-month horizon based on the maturity of the operation, by analyzing the conditional probability of transition from one credit rating state to another. This method is suitable for loans with high exposure and wide data availability. The intention is to calculate the PD based on the maturity of the operation.

-
Default ratio

Its objective is to determine the probability of default over a 12-month horizon based on the level of risk with which the operation begins, based on a counting analysis and the percentage of cases that report a default mark. This method is suitable for loans with poor data availability by type of maturity.

Given the nature of the portfolios and the availability of historical information, the method to estimate the PD for each portfolio is presented below:

Banking / Segments	Transition matrix	Default ratio

Personal banking:
Credit cards	X
Mortgage	X
Payroll loans	X
Consumer		X
Vehicular		X
Business banking		X
Commercial banking
Corporate		X
Institutional		X
Companies	X
Real estate		X

Likewise, for commercial sector clients, Interbank has implemented a system that allows more personalized monitoring, based on warnings, changes in ratings and reputation problems, among others.

On the other hand, at each reporting date, for indirect loans (contingent), as happens for direct loans, the expected loss is calculated depending on the stage in which each operation is located; that is, if it is in Stage 1, the expected loss is calculated with a 12-month view. If it is in Stage 2 (if the operation shows a significant risk increase since the initial recognition) or Stage 3 (if the operation has a default), the expected loss is calculated for the remaining life of the asset.

The Group considers the changes in credit risk based on the probability that the borrower will fail to comply with the loan agreement.

As of December 31, 2025 and 2024, the Group holds stand-by letters and guarantees with entities related to the infrastructure sector that, in recent years, for circumstantial reasons; were exposed to national and international events, as well as loans under legal collection that have or do not have a payment agreements. To determine the expected losses of these entities, the Group, in a complementary manner, has performed an individual assessment to determine if the operation is in Stage 1, Stage 2 or Stage 3.

The criteria established to assign the risk to each one of the operations that are evaluated under an individual evaluation use the following combination of factors: quantitative, qualitative and financial.

To estimate the PD for the lifetime of a financial asset, a transformation to a 12-month PD is made according to the year of remaining life. That is, the PD is determined for a lifetime by an exponentiation of the 12-month PD.

At Inteligo Bank, both for Personal Banking and Commercial Banking, the internal model developed (scorecard) assigns 5 levels of credit risk: low, medium low, medium, medium high, and high. This methodology evaluates the scoring, increase or decrease of risks, taking into consideration the loan structure and the type of client; therefore, there is one scorecard for Personal Banking and another for Commercial Banking.

(d.2) Loss Given Default (LGD):

It is an estimated loss in case of default. It is the difference between contractual cash flows due and those expected to be received, including guarantees. Generally, it is expressed as an EAD percentage.

In the case of Interbank, the calculation of the LGD has been developed under two differentiated methods, which are described below:

-
Closed recoveries

Those in which a client entered and left default (due to debt settlement, application of penalty or refinancing) over a course of up to 60 months and 72 months, as of December 31, 2025 and 2024, respectively.

-
Open recoveries

Those in which a client entered and did not manage to exit default over a course of up to 60 months and 72 months, as of December 31, 2025 and 2024, respectively. This methodology identifies the adjustment factor that allow to simulate the effect of a closed recovery process. Thus, a recovery curve is built from the information of closed recovery processes, and a recovery rate curve is estimated based on the number of months of each process.

This methodology is applied to the Mortgage and Commercial Banking loan portfolios.

In the case of Inteligo Bank, for those credits that are classified in Stage 1 or Stage 2 at the reporting date, the regulatory recoveries of the Central Bank of the Bahamas and the Superintendence of Banks of Panama are used, using stressed scenarios for each type of guarantee.

(d.3) Exposure at default (EAD):

Exposure at default represents the gross carrying amount of financial instruments subject to impairment, which involves both the client's ability to increase exposure as default approaches and possible early repayments. To calculate the EAD of a loan in Stage 1, potential default events are evaluated over a 12- month horizon. For financial assets in Stage 2 and Stage 3, exposure at default is determined over the life of the instrument.

A calculation methodology has been developed for those portfolios that present a defined schedule, differentiating those transactions that consider prepayment and those that do not consider prepayment; another methodology is based on building the credit risk factor for those portfolios that allow the client the ability to use a line of credit (revolving products) and, therefore, the percentage of additional use of the credit line that the client could use in the event of a default must be calculated.

(d.4) Significant increase in credit risk:

The Group has established a framework that incorporates quantitative and qualitative information to determine whether the credit risk on a financial instrument has significantly increased since initial recognition, both for loans and investments. The framework is in line with the Group's internal credit risk management process.

In certain cases, using its expert credit judgment and, where possible, with relevant historical experience, the Group may determine that an exposure has experienced a significant increase in credit risk when certain qualitative indicators may not be captured by a timely quantitative analysis.

At each reporting date, expected losses are calculated depending on the stage of each loan, as each one is evaluated with a different life period.

-
Stage 1 -

12-month expected losses are calculated. For this, the following risk parameters are multiplied: the 12-month forward-looking PD for year 1 of the remaining life, the client's LGD, and the EAD for year 1 of the remaining life for operations with payment schedule or the balance as of the reporting date for operations without payment schedule.

-
Stage 2 -

Lifetime expected losses are calculated for the entire remaining life of the asset. For operations with payment schedule, they are calculated in each year of remaining life by multiplying the following risk parameters: 12-month forward-looking PD, the client's LGD, and the EAD of the corresponding year of remaining life, then the summation is done. For operations without a payment schedule, they are calculated by multiplying the lifetime forward-looking PD, the client's LGD, and the balance as of the reporting date.

-
Stage 3 -

Expected losses are calculated by multiplying the PD (equal to 100 percent) by the client’s LGD and the balance as of the reporting date.

The Group classifies the operations with a significant increase in the risk of each portfolio such as marked refinanced operations, operations with arrears longer than 30 days (for all portfolios except Mortgages that consider arrears longer than 60 days), or operations marked “Leave” or “Reduce” in the surveillance system for the Commercial Banking portfolio.

Likewise, the evaluation of the significant risk increase is made by comparing the 12-month PD to the date of origin and the 12-month PD to the date of the report adjusted by the forward-looking factor, according to the quantitative criteria of absolute variation and relative variation. As of December 31, 2025, the Group has established a range of simple average absolute variation of 9.6 percent and a simple average relative variation of 490.7 percent (a range of simple average absolute variation of 8.0 percent and a simple average relative variation of 473.9 percent, as of December 31, 2024).

The Group periodically evaluates the following warning signs and criteria to assess whether the placement presents a significant increase in credit risk (Stage 2):

-
Rescheduled loans.
-
Infraction to the covenants.
-
Forced interventions by governments in the primary and secondary markets of obligors.
-
Involvement of the borrower in illicit, political and fraud business.
-
Impairment of guarantees (underlying assets).
-
Arrears or short and frequent failures to pay installments.
-
Significantly adverse macroeconomic, regulatory, social, technological and environmental changes.
-
Other assessments and/or warnings (financial statements, EBIT evaluation, financial indicators by industry, regulatory criteria, others).

On the other hand, the Group monitors the effectiveness of the criteria used to identify significant increases in credit risk through periodic reviews to confirm that:

- Criteria can identify significant increases in credit risk before an exposure is in default;

- The average time between the identification of a significant increase in credit risk and default is reasonable;

- Exposures usually do not transfer directly from the measurement of 12-month expected losses to impaired loans; and

- There is no unjustified volatility in the allocation of expected credit losses between the measurement of 12-month expected credit losses and lifetime expected credit losses.

Subsequently, the expected loss of each scenario (optimistic, base and pessimistic) is calculated as the sum of the expected loss of each Stage. Finally, the expected loss of the portfolio is calculated by assigning weights to each scenario based on their respective probability of occurrence.

An operation shall migrate from Stage 1 to Stage 2 due to significant risk increase, if comparing the current PD with the PD at the moment it was generated shows an increase (relative and absolute variation) in the PD that exceeds the established thresholds.

On the other hand, the methodology introduces the concept of cure for the Mortgage, Corporate and Business portfolios. According to this concept, a loan in Stage 3 that has been recovered through the payment of the debt, does not migrate directly to Stage 1, instead of continuing in Stage 2 during an observation window of 12 months, to secure a consistent behavior in the transaction’s risk, as well as to mitigate the migration volatility between risk stages.

(d.5) Impulso Empresarial MYPE Program:

The Impulso Empresarial MYPE Program (henceforth “Impulso MyPeru”) is an initiative of the Peruvian Government created in the year 2022 with the purpose of granting the recovery and growth of micro, small, medium companies of all productive sectors. This program grants access to working capital loans, fixed assets acquisitions and consolidation of current debts, with favorable conditions such as state guarantees and a reward for being a good payer.

During 2024, Interbank granted loans under this modality for an approximate amount of S/2,996,207,000; as of December 31, 2025, the program remains in effect; however, during 2025, Interbank did not participate in this program. As of December 31, 2025, Interbank holds loans under the “Impulso MyPeru” program for an amount of approximately S/1,304,815,000; including accrued interest amounting to S/9,806,000. The amounts covered by the guarantee of the Peruvian government amount to S/914,339,000. (as of December 31, 2024, Interbank held an amount of approximately S/2,780,282,000; including accrued interest amounting to S/13,155,000. The amounts covered by the guarantee of the Peruvian government amounted to S/1,797,725,000).

(d.6) Subsequent adjustments to the model

The probability of occurrence of the El Niño event in the year 2023, the impact of the release of the CTS deposits and AFP funds during 2024 and 2025, have not been adequately reflected by the existing statistical models which are parameterized to determine the expected loss of the Group, considering that those events are of extraordinary nature and have not had recurrent characteristics precedents that would have been used as a basis to model them in the calculation of the expected loss. For this reason, Interbank incorporated a series of expert judgments with the purpose of the expected credit loss estimate reflects the existing risks to the requirement established by IFRS 9.

Following are details of the subsequent adjustments to the expected loss model performed to include in the calculation the effects of the uncertainty and risks as of December 31, 2025, 2024 and 2023:

(i)
Subsequent adjustments to the model included in 2025 and 2024:

An expert judgment was set out to capture the effects of the current economic situation on the estimation of the loan portfolio, considering the impact of governmental decisions regarding the withdrawal of CTS deposits and AFP funds.

As consequence of the liquidity excess generated by these measures, an improvement of the risk rating scoring (“BURO”) has been observed, which has affected the regular behavior and performance of the expected credit losses in the segment of retail clients. Under this situation, it has been necessary to enhance the monitoring of outcomes of the expected loss model and to record subsequent adjustments to the calculation, thus neutralizing the improvements of the credit scoring due to temporary improvements in retail clients. These adjustments seek to ensure a more representative risk estimation, taking into consideration the uncertainty generated by the current situation of the loans’ performance.

Following is the amount of the expected loss to direct and indirect loans as of December 31, 2025 and 2024, as determined by the model, and the subsequent adjustments to the model explained in previous paragraphs:

	2025
	Expected loss (according to model)	Subsequent adjustments to the model	Expected loss (total)
	S/(000)	S/(000)	S/(000)
Commercial loans	159,186	15,547	174,733
Consumer loans	1,142,086	127,498	1,269,584
Mortgage loans	67,834	8,002	75,836
Small and micro-business loans	83,244	—	83,244
Total	1,452,350	151,047	1,603,397

	2024
	Expected loss (according to model)	Subsequent adjustments to the model	Expected loss (total)
	S/(000)	S/(000)	S/(000)
Commercial loans	189,557	-	189,557
Consumer loans	1,218,011	154,846	1,372,857
Mortgage loans (*)	80,047	13,750	93,797
Small and micro-business loans	88,204	-	88,204
Total	1,575,819	168,596	1,744,415

(ii)
Subsequent adjustments to the model included in 2023:

With the purpose of reflecting the impact of the uncertainty of the intensity and occurrence probability of the El Niño event, Interbank decided to apply its expert judgment to stress the probability of default for its entire client portfolio. As of December 31, 2023, the impact of applying these criteria led to an increased expected loss provision of S/180,596,000.

(d.7) Prospective information

Expected credit losses consider information about overall credit risk. Information about overall credit risk must incorporate not only information on delinquency, but also all relevant credit information, including forward-looking macroeconomic information.

To comply with the regulatory requirement, it has been determined that the methodology includes the aforementioned effects within the expected loss.

The estimation of expected credit losses will always reflect the possibility of a credit loss, even if the most likely result is not credit loss. Therefore, estimates of expected credit losses are required to reflect a weighted, unbiased amount that is determined by evaluating a range of possible outcomes.

To capture these effects, stress models have been used that have been carried out by an external provider and seek to stress the probability of default based on different macroeconomic variable projection scenarios.

The Group has defined three possible scenarios for each portfolio: base, optimistic and pessimistic.

Within the analysis carried out for the projection of probability of default, the projection period determined is 36 months (3 years). For projections after that period, the same information of that last year is considered, because it is deemed that projections beyond this period lose statistical significance, as evidenced by observing thresholds of confidence levels.

Macroeconomic variables used as of December 31, 2025:

	Scenario	2026	2027	2028

Gross domestic product (annual % var.)	Optimistic	3.3%	3.0%	3.5%
	Base	3.0%	2.6%	3.1%
	Pessimistic	2.2%	2.0%	2.5%
Real formal average salary (annual % var.)	Optimistic	3.7%	2.1%	2.7%
	Base	2.0%	1.1%	1.4%
	Pessimistic	0.6%	(0.1%)	0.6%
Real informal average salary (annual % var.)	Optimistic	3.7%	2.1%	2.4%
	Base	1.8%	1.1%	1.3%
	Pessimistic	0.8%	0.0%	0.0%
Real disposable income per capita (annual % var.)	Optimistic	5.7%	3.0%	4.4%
	Base	4.6%	2.2%	3.5%
	Pessimistic	2.5%	1.7%	2.9%

Macroeconomic variables used as of December 31, 2024:

	Scenario	2025	2026	2027

Unemployment rate (annual % var.)	Optimistic	(3.9%)	(4.7%)	(7.6%)
	Base	(2.6%)	(3.4%)	(4.0%)
	Pessimistic	(0.7%)	(0.1%)	(0.4%)
Real disposable income per capita (annual % var.)	Optimistic	1.7%	2.4%	3.2%
	Base	1.1%	2.0%	2.7%
	Pessimistic	(0.7%)	1.3%	2.3%
Real formal average salary (annual % var.)	Optimistic	1.8%	0.9%	1.4%
	Base	1.3%	0.5%	0.7%
	Pessimistic	0.0%	(0.1%)	0.1%
Private formal employment (annual % var.)	Optimistic	3.5%	3.0%	3.2%
	Base	3.0%	2.6%	2.8%
	Pessimistic	2.1%	2.1%	2.3%
Real informal average salary (annual % var.)	Optimistic	1.4%	1.3%	1.2%
	Base	1.0%	0.5%	0.7%
	Pessimistic	0.3%	(0.1%)	0.1%

For the determination of these macroeconomic variables, different external sources of recognized prestige have been considered. The impact of these macroeconomic variables on the expected loss differs for each portfolio depending on the sensitivity in each of them.

The following tables summarize the impact of multiple scenarios on the expected credit loss of direct and indirect loans (optimistic, base and pessimistic):

December 31, 2025%		Total
		S/ (000)
Optimistic	4	59,337
Base	62	986,908
Pessimistic	34	557,152
Total		1,603,397

December 31, 2024%		Total
		S/ (000)
Optimistic	5	81,557
Base	58	999,681
Pessimistic	37	663,177
Total		1,744,415

Guarantees:

The fair value of the loan guarantees as of December 31, 2025 and 2024, is presented below:

	Fair value of the credit guarantee under the base scenario
As of December 31, 2025	Maximum exposure to credit risk	Cash	Investments	Properties	Others	Total guarantee (*)	Net exposure	Expected loss associated
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Subject to impairment
Financial assets
Cash and due from banks	14,035,949	—	—	—	—	—	14,035,949	—
Commercial loans	22,897,732	801,481	1,682,815	12,582,634	2,822,552	17,889,482	5,008,250	162,789
Small and micro-business loans	2,282,751	—	—	—	—	—	2,282,751	82,833
Consumer loans	15,248,665	—	—	—	—	—	15,248,665	1,269,584
Mortgage loans	11,400,784	—	—	17,753,719	—	17,753,719	(6,352,935)	75,836
Direct loans	51,829,932	801,481	1,682,815	30,336,353	2,822,552	35,643,201	16,186,731	1,591,042
Debt instruments at amortized cost	3,883,579	—	—	—	—	—	3,883,579	—
Total financial assets at amortized cost	69,749,460	801,481	1,682,815	30,336,353	2,822,552	35,643,201	34,106,259	1,591,042
Debt instruments at fair value through other comprehensive income	21,299,397	—	—	—	—	—	21,299,397	287,142
Total debt instruments at fair value through other comprehensive income	21,299,397	—	—	—	—	—	21,299,397	287,142
Not subject to impairment
Derivative financial instruments - Trading	108,530	60,063	—	—	—	60,063	48,467	—
Derivative financial instruments - Hedges	12,348	—	—	—	—	—	12,348	—
Financial assets at fair value through profit or loss	1,965,991	—	—	—	—	—	1,965,991	—
Total financial instruments at fair value through profit or loss	2,086,869	60,063	—	—	—	60,063	2,026,806	—

	93,135,726	861,544	1,682,815	30,336,353	2,822,552	35,703,264	57,432,462	1,878,184
Financial guarantees (guarantees and stand-by letters)	5,149,829	35,735	122,777	2,023,139	1,325,502	3,507,153	1,642,676	11,941
Import and export letters of credit	417,893	—	38,653	—	—	38,653	379,240	414
Contingent loans - indirect loans	5,567,722	35,735	161,430	2,023,139	1,325,502	3,545,806	2,021,916	12,355

	98,703,448	897,279	1,844,245	32,359,492	4,148,054	39,249,070	59,454,378	1,890,539

	Fair value of the credit guarantee under the base scenario
As of December 31, 2024	Maximum exposure to credit risk	Cash	Investments	Properties	Others	Total guarantee (*)	Net exposure	Expected loss associated
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Subject to impairment
Financial assets
Cash and due from banks	12,615,226	—	—	—	—	—	12,615,226	—
Commercial loans	22,770,495	878,109	1,706,707	11,437,282	3,205,987	17,228,085	5,542,410	175,811
Small and micro-business loans	2,037,158	—	—	—	—	—	2,037,158	87,700
Consumer loans	15,036,411	—	—	—	—	—	15,036,411	1,372,856
Mortgage loans	10,571,300	—	—	18,926,685	—	18,926,685	(8,355,385)	93,800
Direct loans	50,415,364	878,109	1,706,707	30,363,967	3,205,987	36,154,770	14,260,594	1,730,167
Debt instruments at amortized cost	3,784,912	—	—	—	—	—	3,784,912	53
Total financial assets at amortized cost	66,815,502	878,109	1,706,707	30,363,967	3,205,987	36,154,770	30,660,732	1,730,220
Debt instruments at fair value through other comprehensive income	20,377,805	—	—	—	—	—	20,377,805	95,090
Total debt instruments at fair value through other comprehensive income	20,377,805	—	—	—	—	—	20,377,805	95,090
Not subject to impairment
Derivative financial instruments - Trading	72,746	35,645	—	—	—	35,645	37,101	—
Derivative financial instruments - Hedges	70,455	—	—	—	—	—	70,455	—
Financial assets at fair value through profit or loss	1,776,567	—	—	—	—	—	1,776,567	—
Total financial instruments at fair value through profit or loss	1,919,768	35,645	—	—	—	35,645	1,884,123	—

	89,113,075	913,754	1,706,707	30,363,967	3,205,987	36,190,415	52,922,660	1,825,310
Financial guarantees (guarantees and stand-by letters)	4,695,331	21,981	143,731	2,005,957	1,471,778	3,643,447	1,051,884	14,005
Import and export letters of credit	373,363	695	24,442	—	67,752	92,889	280,474	243
Contingent loans - indirect loans	5,068,694	22,676	168,173	2,005,957	1,539,530	3,736,336	1,332,358	14,248

	94,181,769	936,430	1,874,880	32,369,924	4,745,517	39,926,751	54,255,018	1,839,558

The following table shows the analysis of the fair values of the guarantees classified in Stage 3:

	Fair value of the credit guarantee under the base scenario
As of December 31, 2025	Maximum exposure to credit risk	Cash	Investments	Guarantees from third parties or governments	Properties	Others	Total guarantee (*)	Net exposure	Expected loss associated
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Commercial loans	281,258	2,627	264	—	399,849	13,217	415,957	(134,699)	137,875
Small and micro-business loans	55,003	—	—	—	—	—	—	55,003	40,627
Consumer loans	472,061	—	—	—	—	—	—	472,061	452,932
Mortgage loans	347,035	—	—	—	723,164	—	723,164	(376,129)	46,006
Total	1,155,357	2,627	264	—	1,123,013	13,217	1,139,121	16,236	677,440
Indirect loans	16,923	—	668	—	6,756	—	7,424	9,499	8,089
	1,172,280	2,627	932	—	1,129,769	13,217	1,146,545	25,735	685,529

	Fair value of the credit guarantee under the base scenario
As of December 31, 2024	Maximum exposure to credit risk	Cash	Investments	Guarantees from third parties or governments	Properties	Others	Total guarantee (*)	Net exposure	Expected loss associated
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Commercial loans	322,464	2,936	1,045	—	529,922	26,107	560,010	(237,546)	123,013
Small and micro-business loans	85,443	—	—	—	—	—	—	85,443	62,173
Consumer loans	514,691	2,936	—	—	—	—	2,936	511,755	494,700
Mortgage loans	325,095	—	—	—	782,659	—	782,659	(457,564)	44,321
Total	1,247,693	5,872	1,045	—	1,312,581	26,107	1,345,605	(97,912)	724,207
Indirect loans	23,948	—	—	—	7,561	—	7,561	16,387	9,335
	1,271,641	5,872	1,045	—	1,320,142	26,107	1,353,166	(81,525)	733,542

(*) Includes the total fair value of the guarantees held by the Group as of December 31, 2025 and 2024, regardless of the balance of the loan it guarantees.
(e) Credit risk management for investments

(e.1) Scoring or internal rating and PD:

For this type of financial instruments, the Group analyzes public information available from international risk rating agencies such as: Fitch, Moody's and Standard & Poor's, and assigns a rating to each instrument.

For each rating agency, the ratings associated with higher to lower credit quality are shown:

Fitch	Moody's	Standard & Poor's
AAA	Aaa	AAA
AA+	Aa1	AA+
AA	Aa2	AA
AA-	Aa3	AA-
A+	A1	A+
A	A2	A
A-	A3	A-
BBB+	Baa1	BBB+
BBB	Baa2	BBB
BBB-	Baa3	BBB-
BB+	Ba1	BB+
BB	Ba2	BB
BB-	Ba3	BB-
B+	B1	B+
B	B2	B
B-	B3	B-
CCC	Caa1	CCC+

The Group determines its risk level according to the following classification as of December 31, 2025 and 2024:

	High grade	Standard grade	Grade lower than standard
2025	Rating: from AAA to A	Rating: from BBB to B	Rating: from CCC to C
	PD less than or equal to:	PD range	PD equal to or higher than:
Global	0.05% - 0.11%	0.12% - 2.02%	23.87%
Latin America	0.00%	0.08% - 2.98%	22.47%
Sovereigns	0.00%	0.00% - 1.71%	25.00%

	High grade	Standard grade	Grade lower than standard
2024	Rating: from AAA to A	Rating: from BBB to B	Rating: from CCC to C
	PD less than or equal to:	PD range	PD equal to or higher than:
Global	0.05% - 0.11%	0.12% - 2.03%	23.31%
Latin America	0.00%	0.08% - 3.03%	22.32%
Sovereigns	0.00%	0.00% - 1.78%	26.56%

Finally, each instrument is assigned a PD according to the transition matrices published by Fitch.

(e.2) Loss given default (LGD):

For those issuers that are classified in Stage 1 or Stage 2 at the reporting date, the Group uses the recovery matrix published by Moody's.

For those investments in Stage 3, an evaluation must be made to determine the severity of the expected loss according to the progress of the recovery process initiated.

(e.3) Exposure at default (EAD):

EAD represents the gross book value of the financial instruments subject to impairment. To calculate the EAD of an investment in Stage 1, possible non-compliance events are evaluated within 12 months. For financial assets in Stage 2 and Stage 3, exposure at default is determined for events throughout the life of the instrument.

(e.4) Significant increase in credit risk:

The Group has assumed that the credit risk of a financial instrument has not increased significantly since the initial recognition if it is determined that the investment has a low credit risk at the reporting date, which occurs when the issuer has a strong ability to meet its contractual cash flow obligations in the near term and adverse changes in economic and business conditions in the long term may reduce, but not necessarily, the ability of the issuer to meet its cash flow obligations contractual cash.

In accordance with the assignment of ratings to each debt instrument, the Group determines whether there is a significant increase in credit risk by comparing the rating at the date of acquisition with the rating at the reporting date, and designates the Stage in which each debt instrument is classified according to the quantitative and qualitative criteria, defined as follows:

(i) Quantitative criteria -

The Group holds an investment that does not present a significant increase in risk if there is a movement of its credit risk rating within the investment grade. In case there is a movement of its credit risk rating outside the investment grade, it is deemed that the instrument presents a significant increase in risk.

(ii) Qualitative criteria -

The Group periodically evaluates the following warning signs and criteria to assess whether the financial instrument presents a significant risk increase (stage 2) at the reporting date:

- Significant decrease (30 percent of its original value) and prolonged (12 months) of the market value of the investment.

- Infringements of covenants without a waiver from the bondholders committee.

- Forced interventions by governments in the primary and secondary markets of the issuers.

- Linkage of the issuer in illicit, political and fraud activities.

- Impairment of collaterals (underlying assets) in the case of securitized instruments.

- Delays or short and frequent breaches in the payment of coupons.

- Macroeconomic, regulatory, social, technological and environmental changes are significantly adverse.

- Other evaluations and/or alerts made by each Subsidiary (financial statements, evaluation of EBIT, financial indicators by industry, regulatory criteria, others).

The table below presents the credit risk ratings issued by risk rating agencies of recognized prestige local and international financial investments:

	As of December 31, 2025		As of December 31, 2024
	S/(000)%		S/(000)%
Instruments issued and rated in Peru:
BBB- / BBB+	2,621,105	9.2	2,287,880	8.5
BB- / BB+	773,621	2.8	1,028,735	3.8
B- / B+	130,996	0.5	111,708	0.4
Less than B-	3,536	0.0	4,664	0.0
	3,529,258	12.5	3,432,987	12.7
Instruments issued in Peru and rated abroad:
BBB- / BBB+	15,354,696	54.5	14,011,438	52.2
BB- / BB+	440,946	1.6	774,100	2.9
Less than B-	78,279	0.3	218,328	0.8
	15,873,921	56.4	15,003,866	55.9
Instruments issued and rated abroad:
AAA	8,320	0.0	9,429	0.0
AA- / AA+	143,289	0.5	111,247	0.4
A- / A+	679,515	2.4	689,996	2.6
BBB- / BBB+	2,642,879	9.4	2,581,191	9.6
BB- / BB+	93,243	0.3	124,581	0.5
B- / B+	24,550	0.1	19,689	0.1
	3,591,796	12.7	3,536,133	13.2

Unrated
Negotiable certificates of deposit issued by the BCRP	2,057,692	7.3	2,123,858	8.0
Mutual funds and investment funds participations (*)	1,726,722	6.1	1,396,582	5.2
Term deposits	133,066	0.5	86,515	0.3
Others	2,035	0.0	2,433	0.0
	3,919,515	13.9	3,609,388	13.5

Listed shares (**)	594,471	2.1	622,528	2.3
Non-listed shares	196,155	0.7	192,650	0.7
Subtotal	27,705,116	98.3	26,397,552	98.3
Accrued interest	468,690	1.7	460,373	1.7
Total	28,173,806	100.0	26,857,925	100.0

(*) Includes mutual and investment funds which do not have risk rating.

(**) Includes instruments at fair value through profit or loss, see Note 5(e), and instruments at fair value through other comprehensive income, see Note 5(f).

(f) Concentration of financial instruments exposed to credit risk -

Financial instruments exposed to credit risk were distributed according to the following economic sectors:

	As of December 31, 2025
	Designated at fair value through profit or loss	Debt instruments measured at fair value through other comprehensive income	Equity instruments measured at fair value through other comprehensive income	Investments at amortized cost		Total
	S/(000)	S/(000)	S/(000)	S/(000)		S/(000)
Consumer loans	—	—	—	15,287,338		15,287,338
Government of Peru	—	9,458,048	—	3,750,513		13,208,561
Mortgage loans	—	—	—	11,408,187		11,408,187
Commercial and micro-business loans	—	—	—	10,063,824		10,063,824
BCRP	—	2,057,692	—	8,941,024		10,998,716
Financial services	1,681,876	1,476,980	109,795	6,400,724	(*)	9,669,375
Manufacturing	194,542	942,150	209,750	3,577,083		4,923,525
Mining	1,994	1,312,651	—	2,779,607		4,094,252
Communications, storage and transportation	56,368	688,801	33,631	2,258,425		3,037,225
Construction and infrastructure	27,813	2,169,122	59,030	699,079		2,955,044
Agriculture	—	27,642	1,698	2,472,695		2,502,035
Electricity, gas, water and oil	20,250	1,820,016	142,245	196,292		2,178,803
Professional, scientific and technical activities	72,185	226,645	—	938,565		1,237,395
Commerce	3,940	537,330	—	415,935		957,205
Leaseholds and real estate activities	4,578	268,511	—	541,735		814,824
Community services	904	6,571	—	496,505		503,980
Education, health and other services	—	80,149	—	201,180		281,329
Medicine and biotechnology	—	34,330	—	235,634		269,964
Insurance	19	13,284	—	174,266		187,569
Foreign governments	—	96,654	—	—		96,654
Fishing	—	—	—	90,530		90,530
Public administration and defense	22,400	81,543	—	5,879		109,822
Private activities (employer and/or producer)	—	—	—	98,322		98,322
Others	—	1,278	—	—		1,278
Total	2,086,869	21,299,397	556,149	71,033,342		94,975,757
Impairment allowance for loans						(1,591,042)
Accrued interest						999,950
Total						94,384,665

(*) Includes mainly cash and due from banks deposited in the vaults of Interbank and in foreign banks; see Note 4.

	As of December 31, 2024
	Designated at fair value through profit or loss	Debt instruments measured at fair value through other comprehensive income	Equity instruments measured at fair value through other comprehensive income	Investments at amortized cost		Total
	S/(000)	S/(000)	S/(000)	S/(000)		S/(000)
Consumer loans	—	—	—	15,094,313		15,094,313
Government of Peru	—	8,466,916	—	3,698,395		12,165,311
Mortgage loans	—	—	—	10,579,426		10,579,426
Commercial and micro-business loans	—	—	—	10,236,695		10,236,695
BCRP	—	2,113,925	—	7,951,226		10,065,151
Financial services	1,693,571	1,672,720	126,594	6,530,688	(*)	10,023,573
Manufacturing	87,764	797,082	171,920	4,155,680		5,212,446
Mining	2,792	1,234,867	—	2,436,753		3,674,412
Construction and infrastructure	17,203	2,501,203	38,640	772,165		3,329,211
Communications, storage and transportation	55,385	654,287	37,640	1,946,274		2,693,586
Agriculture	87	27,286	3,714	2,393,311		2,424,398
Electricity, gas, water and oil	12,820	1,685,411	74,750	157,841		1,930,822
Commerce	15,754	508,195	—	414,063		938,012
Professional, scientific and technical activities	—	214,358	—	714,871		929,229
Leaseholds and real estate activities	10,980	187,953	—	448,839		647,772
Community services	611	7,509	—	540,084		548,204
Education, health and other services	540	94,202	—	213,206		307,948
Medicine and biotechnology	—	36,138	—	190,510		226,648
Public administration and defense	21,894	91,702	—	7,885		121,481
Fishing	—	—	5,010	79,112		84,122
Foreign governments	—	67,468	—	—		67,468
Insurance	363	12,075	—	4,728		17,166
Private activities (employer and/or producer)	—	—	—	85,863		85,863
Others	4	4,507	—	—		4,511
Total	1,919,768	20,377,804	458,268	68,651,928		91,407,768
Impairment allowance for loans						(1,730,167)
Accrued interest						1,004,624
Total						90,682,225

(*) Includes mainly cash and due from banks deposited in the vaults of Interbank and in foreign banks; see Note 4.

The table below presents the financial instruments with exposure to credit risk, by geographic area:

	As of December 31, 2025
	Designated at fair value through profit or loss	Debt instruments measured at fair value through other comprehensive income	Equity instruments measured at fair value through other comprehensive income	Investments at amortized cost		Total
	S/(000)	S/(000)	S/(000)	S/(000)		S/(000)
Peru	66,904	17,709,665	412,723	68,115,007		86,304,299
United States of America	1,626,883	867,587	33,631	618,154		3,146,255
Mexico	1,988	1,054,343	—	13,288		1,069,619
Chile	2	775,432	—	26,061		801,495
Panama	—	146,000	310	600,317	(*)	746,627
United Kingdom	101,668	247,148	107,818	58,419		515,053
Luxembourg	42,730	15,093	—	342,413		400,236
Brazil	—	286,358	—	19,160		305,518
Canada	57,655	16,583	—	229,109		303,347
Cayman Islands	100,712	410	—	134,520		235,642
Ecuador	—	—	—	206,740		206,740
Bahamas	—	—	—	169,073		169,073
Colombia	71	96,348	—	54,390		150,809
Germany	25,334	528	—	70,403		96,265
Ireland	24,574	589	—	45,377		70,540
Suiza	—	4,382	—	62,785		67,167
Venezuela	—	—	—	66,159		66,159
Spain	5,125	673	—	24,001		29,799
Argentina	—	—	—	16,844		16,844
Others	33,223	78,258	1,667	161,122		274,270
Total	2,086,869	21,299,397	556,149	71,033,342		94,975,757
Impairment allowance for loans						(1,591,042)
Accrued interest						999,950
Total						94,384,665

(*) Corresponds mainly to the loan portfolio maintained by Inteligo Bank (domiciled in Panama) with Peruvian citizens.

	As of December 31, 2024
	Designated at fair value through profit or loss	Debt instruments measured at fair value through other comprehensive income	Equity instruments measured at fair value through other comprehensive income	Investments at amortized cost		Total
	S/(000)	S/(000)	S/(000)	S/(000)		S/(000)
Peru	138,125	16,843,710	294,034	65,957,138		83,233,007
United States of America	1,499,518	896,372	37,640	823,188		3,256,718
Mexico	17,996	1,017,363	—	10,733		1,046,092
Chile	1	807,524	7,995	32,038		847,558
Panama	461	148,363	277	479,425	(*)	628,526
United Kingdom	94,483	264,082	116,458	135,358		610,381
Bahamas	—	—	—	243,750		243,750
Canada	1,256	15,387	—	219,857		236,500
Ecuador	—	—	—	231,087		231,087
Colombia	79	121,545	—	105,332		226,956
Brazil	—	146,286	—	30,848		177,134
Germany	23,326	587	—	123,436		147,349
Cayman Islands	116,217	1,186	—	—		117,403
Luxembourg	—	15,534	—	68,835		84,369
Suiza	—	4,743	—	56,542		61,285
Venezuela	—	—	—	54,261		54,261
Spain	—	9,933	—	20,394		30,327
Argentina	—	—	—	19,349		19,349
Ireland	—	553	—	624		1,177
Belgium	—	154	—	1		155
Others	28,306	84,482	1,864	39,732		154,384
Total	1,919,768	20,377,804	458,268	68,651,928		91,407,768
Impairment allowance for loans						(1,730,167)
Accrued interest						1,004,624
Total						90,682,225

(*) Corresponds mainly to the loan portfolio maintained by Inteligo Bank (domiciled in Panama) with Peruvian citizens.

(g)
Offsetting of financial assets and liabilities

The information contained in the tables below includes financial assets and liabilities that:

 are offset in the statement of financial position of the Group; or

 are subject to an enforceable master netting arrangement or similar agreement that covers similar financial instruments, regardless of whether they are offset in the consolidated statement of financial position or not.

Similar arrangements of the Group include derivatives clearing agreements. Financial instruments such as loans and deposits are not disclosed in the following tables since they are not offset in the consolidated statement of financial position.

The offsetting framework agreement issued by the International Swaps and Derivatives Association Inc. (“ISDA”) and similar master netting arrangements do not meet the criteria for offsetting in the statement of financial position, because such agreements were created in order for both parties to have an enforceable offsetting right in cases of default, insolvency or bankruptcy of the Group or the counterparties or following other predetermined events. In addition, the Group and its counterparties do not intend to settle such instruments on a net basis or to realize the assets and settle the liabilities simultaneously.

The Group receives and delivers guarantees in the form of cash with respect to transactions with derivatives; see Note 4.

(g.1) Financial assets subject to offsetting, enforceable master netting arrangements and similar agreements as of December 31, 2025 and 2024, are presented below:

		Gross amounts of recognized financial liabilities and offset	Net amounts of financial assets presented in the	Related amounts not offset in the consolidated statement of financial position
	Gross amounts of recognized financial assets	in the consolidated statement of financial position	consolidated statement of financial position	Financial instruments (including non-cash guarantees)	Cash guarantees received	Net amount
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
2025
Derivatives, Note 10(b)	120,878	—	120,878	(31,633)	(60,063)	29,182
Total	120,878	—	120,878	(31,633)	(60,063)	29,182
2024
Derivatives, Note 10(b)	143,201	—	143,201	(30,231)	(35,645)	77,325
Total	143,201	—	143,201	(30,231)	(35,645)	77,325

(g.2) Financial liabilities subject to offsetting, enforceable master netting arrangements and similar agreements as of December 31, 2025 and 2024, are presented below:

		Gross amounts of recognized financial assets and offset in the	Net amounts of financial liabilities presented in the	Related amounts not offset in the consolidated statement of financial position
	Gross amounts of recognized financial liabilities	consolidated statement of financial position	consolidated statement of financial position	Financial instruments (including non-cash guarantees)	Cash guarantees pledged, Note 4(d)	Net amount
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
2025
Derivatives, Note 10(b)	207,084	—	207,084	(31,633)	(93,021)	82,430
Total	207,084	—	207,084	(31,633)	(93,021)	82,430
2024
Derivatives, Note 10(b)	102,288	—	102,288	(30,231)	(21,568)	50,489
Total	102,288	—	102,288	(30,231)	(21,568)	50,489

29.2.
Market risk

Market risk is the possibility of loss due to variations in the financial market conditions. The main variations to which the Group is exposed to are exchange rates, interest rates and prices. Said variations can affect the value of the Group’s financial assets and liabilities.

During 2025, the BCRP's interest rates, both in Soles and US Dollar, continued to show a downward trend, driven by the inflation control, which stayed within the targeted range. The reduction of these interest rates favored the valuation of bonds, although it affected the interest rates of term deposits or short-term loans. The Peruvian Sol strengthened against the US Dollar, following the global trend.

During 2024, interest rates remained lower, in line with the favorable evolution of inflation. Regarding sovereign bonds, volatility continued with a downward trend accompanied by an improvement in prices.

On the other side, the Banking Book results are affected by the decreases in interest rates, particularly in products that appreciate quickly such as time deposits or short-term commercial loans as they mature.

The Group separates its exposure to market risk into two blocks: (i) one that arises from the fluctuation of the value of the trading investment portfolios, due to movements of market rates or prices (“Trading Book”) and; (ii) one that arises from the changes in the structural positions (“Banking Book”) due to movements in interest rates, prices and exchange rates.

(a)
Trading Book -

To control and monitor the risks arising from the volatility of risk factors involved within each instrument, maximum exposure limits by currency, by type of investment and Value-at-Risk (“VaR”), which are controlled on a daily basis, have been established.

The main measurement technique used to measure and control market risk is VaR, which is a statistical measurement that quantifies the maximum loss expected for a period of time and a determined significance level under normal market conditions. The Group uses the VaR model for a period of one day, and a 99-percent confidence level. VaR is calculated by risk factor: interest rate, price or exchange rate and by type of investment: derivatives, fixed income and variable income.

VaR models are designed to measure the market risk within a normal market environment. Since VaR is based mainly on historical data to provide information and does not clearly predict future changes and modifications in risk factors, the probability of big market movements may be underestimated. VaR can also be underestimated or overestimated due to the hypotheses made on the risk factors and the relation among these factors with the specific instruments. To determine the reliability of VaR models, the actual results are regularly monitored to prove the validity of the assumptions and parameters used in the calculation of VaR.

The Group includes within the VaR calculation the potential loss that may arise from the exposure to exchange rate risk. This risk is included in the VaR calculation because the exchange position is the result of the spot position plus the position in derivative products. Likewise, the total VaR includes the diversification effect that arises as a result of the interaction of the various market risk factors to which the Group is exposed.

The validity of the VaR calculation is proven through back-testing, which uses historical data to ensure that the model adequately estimates the potential losses. Additionally, the sensitivity of risk factors is calculated, which shows the potential portfolio losses in the event of certain fluctuations in factors. Said fluctuations include: interest rate shocks, exchange rate shocks and price shocks.

The VaR results of the Group’s portfolio by type of asset are presented below:

	2025	2024
	S/(000)	S/(000)
Equity investments	38,170	36,036
Debt investments	116	131
Derivatives and/or exchange position	12,322	953
Diversification effect	(8,832)	(243)
Consolidated VaR by type of asset (*)	41,776	36,877

The Group’s VaR results by type of risk are the following:

	2025	2024
	S/(000)	S/(000)
Exchange rate risk	5,374	2,893
Interest rate risk	952	376
Price risk	36,324	37,804
Diversification effect	(874)	(4,196)
Consolidated VaR by type of risk (*)	41,776	36,877

(*) The total VaR is lower than the sum of its components due to the benefits of risk diversification.

(b)
Banking Book -

The portfolios which are not for trading are exposed to different financial risks, since they are sensitive to movements of the market rates, which can result in a negative effect on the value of the assets compared to its liabilities and therefore, on its net value.

(i)
Interest rate risk

Interest rates fluctuate permanently on the market. These fluctuations affect the Group in two ways: first, through the change in the valuation of assets and liabilities; and secondly, affecting the cash flows at repricing. The variation in the valuation of assets and liabilities is increasingly sensitive as the term at which the asset or liability is repriced is extended. This process consists in the assessment of repricing periods. On the other hand, cash flows are affected when the instruments reach maturity, when they are invested or placed at new interest rates effective in the market.

Repricing gap

An analysis of the repricing gaps is performed to determine the impact of the interest rates movements. Said analysis consists of assigning the balances of the operations that will change the interest rate into different time gaps. Based on this analysis, the impact of the variation in the valuation of assets and liabilities on each gap is calculated.

In the case of the insurance segment, this risk arises from the fluctuation in interest rates and its effect on the repricing rates required for the payment of long-term obligations of insurance contracts. Therefore, Interseguro maintains short-term deposits at preferential rates, and medium and short-term bonds with different amortization structures to achieve a match of cash flows between assets and liabilities, minimizing repricing gap.

(i.1) The following table summarizes the Group’s exposure to interest rate risk. The Group’s financial instruments are presented at book value (including interest accrued), classified by the repricing period of the contract’s interest rate or maturity date, whichever occurs first:

	As of December 31, 2025
	Up to 1 month	From 1 to 3 months	From 3 to 12 months	From 1 to 5 years	More than 5 years	Non-interest bearing	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Financial assets
Cash and due from banks	10,825,339	8,000	5,700	—	—	3,196,910	14,035,949
Inter-bank funds	40,006	—	—	—	—	—	40,006
Investments at fair value through other comprehensive income (debt and equity)	933,604	1,209,375	2,122,067	3,036,679	14,360,926	556,149	22,218,800
Investments at amortized cost	57,847	109,974	451,184	332,983	3,037,027	—	3,989,015
Loans, net (*)	4,491,049	6,265,940	12,354,108	20,584,227	7,307,132	(232,306)	50,770,150
Other assets (**)	380,019	329,598	111,680	152,671	(9,482)	5,004,500	5,968,986
Total assets	16,727,864	7,922,887	15,044,739	24,106,560	24,695,603	8,525,253	97,022,906

Financial liabilities
Deposits and obligations	36,179,084	6,135,106	5,567,137	353,772	32,855	7,759,676	56,027,630
Due to banks and correspondents	1,102,456	1,667,301	2,548,362	536,995	1,310,900	—	7,166,014
Inter-bank funds	55,019	—	—	—	—	—	55,019
Bonds, notes and other obligations	229,334	1,703	1,893,027	3,126,381	339,963	—	5,590,408
Insurance and reinsurance contract liabilities	48,895	135,358	445,243	2,463,739	9,658,216	311,803	13,063,254
Other liabilities (***)	362,658	339,515	189,550	159,869	2,142,201	1,510,651	4,704,444
Equity	—	—	—	—	—	12,421,844	12,421,844
Total liabilities and equity	37,977,446	8,278,983	10,643,319	6,640,756	13,484,135	22,003,974	99,028,613

Off- balance sheet accounts
Derivatives held as assets	—	336,300	1,008,900	673,600	—	—	2,018,800
Derivatives held as liabilities	—	—	1,008,900	1,009,900	—	—	2,018,800
	—	336,300	—	(336,300)	—	—	—

Marginal gap	(21,249,582)	(19,796)	4,401,420	17,129,504	11,211,468	(13,478,721)	(2,005,707)
Cumulative gap	(21,249,582)	(21,269,378)	(16,867,958)	261,546	11,473,014	(2,005,707)	—

(*) The balance presented in column “non-interest bearing” corresponds mainly to accrued income from loans, past-due loans, loans under judicial collection and the provision for loan losses.

(**) Includes investment property, property, furniture and equipment, net, due from customers on acceptances, intangibles and goodwill, net, other accounts receivable and other assets, net (except accounts receivable from derivative financial instruments held for trading), reinsurance contract assets, and deferred income tax assets, net.

(***) Includes due from customers on acceptances and other accounts payable, provisions and other liabilities (except accounts payable for derivative financial instruments held for trading) and deferred income tax liability, net.

Investments at fair value through profit or loss, derivatives held for trading and liabilities at fair value through profit or loss, are not considered because these instruments are part of the trading book and the methodology used for the measurement of their market risk is VaR.

	As of December 31, 2024
	Up to 1 month	From 1 to 3 months	From 3 to 12 months	From 1 to 5 years	More than 5 years	Non-interest bearing	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Financial assets
Cash and due from banks	8,575,399	17,936	11	—	—	4,021,880	12,615,226
Inter-bank funds	220,060	—	—	—	—	—	220,060
Investments at fair value through other comprehensive income (debt and equity)	894,402	1,245,519	768,069	5,473,331	12,343,571	458,268	21,183,160
Investments at amortized cost	61,382	101,450	12,131	752,424	2,970,811	—	3,898,198
Loans, net (*)	4,082,359	5,328,773	13,689,207	19,835,684	6,589,089	(295,664)	49,229,448
Other assets (**)	852,858	152,093	97,488	371,874	(6,718)	5,040,781	6,508,376
Total assets	14,686,460	6,845,771	14,566,906	26,433,313	21,896,753	9,225,265	93,654,468
Financial liabilities
Deposits and obligations	34,089,992	5,181,622	6,435,281	413,041	33,499	7,614,593	53,768,028
Due to banks and correspondents	2,055,726	772,527	1,398,001	1,944,760	1,391,043	—	7,562,057
Bonds, notes and other obligations	251,845	1,680	1,490,591	4,005,402	325,915	—	6,075,433
Insurance and reinsurance contract liabilities	47,878	99,710	464,997	2,486,668	9,203,598	221,469	12,524,320
Other liabilities (***)	952,940	104,144	88,873	160,189	1,312,693	1,828,255	4,447,094
Equity	—	—	—	—	—	10,978,595	10,978,595
Total liabilities and equity	37,398,381	6,159,683	9,877,743	9,010,060	12,266,748	20,642,912	95,355,527
Off- balance sheet accounts
Derivatives held as assets	75,280	—	1,505,600	754,000	—	—	2,334,880
Derivatives held as liabilities	75,280	—	1,505,600	754,000	—	—	2,334,880
	—	—	—	—	—	—	—

Marginal gap	(22,711,921)	686,088	4,689,163	17,423,253	9,630,005	(11,417,647)	(1,701,059)
Cumulative gap	(22,711,921)	(22,025,833)	(17,336,670)	86,583	9,716,588	(1,701,059)	—

(*) The balance presented in column “non-interest bearing” corresponds mainly to accrued income from loans, past-due loans, loans under judicial collection and the provision for loan losses.

(**) Includes investment property, property, furniture and equipment, net, due from customers on acceptances, intangibles and goodwill, net, other accounts receivable and other assets, net (except accounts receivable from derivative financial instruments held for trading), reinsurance contract assets, and deferred income tax assets, net.

(***) Includes due from customers on acceptances and other accounts payable, provisions and other liabilities (except accounts payable for derivative financial instruments held for trading) and deferred income tax liability, net.

Investments at fair value through profit or loss, derivatives held for trading and liabilities at fair value through profit or loss, are not considered because these instruments are part of the trading book and the methodology used for the measurement of their market risk is VaR, to measure the market risks.

(i.2) Sensitivity to changes in interest rates -

The exposure to the interest rate, in the case of Interbank, is supervised by the GIR Committee and the ALCO Committee. The GIR Committee approves the various limits applicable to the financial instruments’ management. The ALCO Committee analyzes and monitors the results of the asset and liability management strategies and decisions implemented. Likewise, it defines the strategies and analyzes the sources of financing, as well as the coverage of the balance executed by Interbank. In particular, the latter could be considered to cover the exposure due to the variation in cash flows attributed to changes in variable market rates, to fix the cost of funds considering the global context of future movement of rates in the currencies under evaluation, to transform the cost of funds from foreign currency to the functional currency, among other casuistry as reviewed and approved by the Committee, considering the risk limits.

In this regard, the effect of movements in interest rates is analyzed based on the Regulatory Model and considers: (i) the financial margin for the next 12 months or Earning at Risk (EaR) and (ii) the Equity Value at Risk (EVaR), as detailed below:

- Earning at Risk indicator, calculated as a percentage of the Regulatory Capital, the legal limit of 5 percent and an early warning of 4 percent are set.

- Value at Risk indicator, calculated as a percentage of the Regulatory Capital, establishes the internal limit of 15 percent and an early warning of 13 percent.

Thus, interest rate risk is managed and supervised by monitoring the aforementioned indicators, which allows Management to assess the potential effect of interest rates movements on the Group’s financial margin and thus manage the terms and the fixed and/or variable yields generated by the financial instruments held by the Group, including strategies on the derivative financial instruments designated as hedge accounting.

For its part, the GIR Committee oversees the approval levels of structural interest-rate risk capacity and appetite, which are detailed in the Interbank's Risk Appetite Framework.

In the case of Interseguro and Inteligo Bank, their Boards establish limits, which are controlled by their respective Investment Risk Unit.

The table below presents the sensitivity to a possible change in interest rates, with all other variables kept constant, in the consolidated statement of income and in the consolidated statement of changes in equity, before Income Tax and non-controlling interest.

	As of December 31, 2025
Currency	Changes in basis points	Sensitivity of net income		Sensitivity of other net comprehensive income
		S/(000)		S/(000)
US Dollar	+/-25	+/-	1,569	+/-	139,317
US Dollar	+/-50	+/-	3,139	+/-	278,784
US Dollar	+/-75	+/-	4,709	+/-	418,550
US Dollar	+/-100	+/-	6,279	+/-	558,764
Sol	+/-50	-/+	44,542	-/+	656,467
Sol	+/-75	-/+	66,813	-/+	985,415
Sol	+/-100	-/+	89,084	-/+	1,315,229
Sol	+/-150	-/+	133,627	-/+	1,978,637

	As of December 31, 2024
Currency	Changes in basis points	Sensitivity of net income		Sensitivity of other net comprehensive income
		S/(000)		S/(000)
US Dollar	+/-25	+/-	83	+/-	129,434
US Dollar	+/-50	+/-	163	+/-	259,018
US Dollar	+/-75	+/-	245	+/-	388,891
US Dollar	+/-100	+/-	325	+/-	519,209
Sol	+/-50	-/+	48,323	-/+	624,757
Sol	+/-75	-/+	72,484	-/+	937,824
Sol	+/-100	-/+	96,645	-/+	1,251,722
Sol	+/-150	-/+	144,968	-/+	1,883,154

The interest rate sensitivities shown in the tables above are only illustrative and are based on simplified scenarios. The figures represent the effect of the pro-forma movements in the net interest income based on the projected scenarios yield curve and the Group’s current interest rate risk profile. However, this effect, does not include actions that would be taken by Management to mitigate the impact of this interest rate risk. In addition, the Group seeks proactively to change the interest rate risk profile to minimize losses and optimize net revenues. The above projections also assume that interest rate of all maturities move by the same amount and, therefore, do not reflect the potential impact on net interest income of some rates changing while others remain unchanged. The projections also include assumptions to facilitate calculations, such as the assumption that all positions are held to maturity.

The exposure to the interest rate in the case of Interseguro is shown in Note 29.4(a.3).

(i.3) Sensitivity to price variation -

Shares classified as investments at fair value through other comprehensive income, for the years 2025 and 2024, are not considered as part of the investments for interest rate sensitivity calculation purposes. However, a calculation of sensitivity in market prices and the effect on expected unrealized gain or loss in the consolidated statement of other comprehensive income, before income tax and non-controlling interest, as of December 31, 2025 and 2024, is presented below:

	Changes in market price	2025	2024
Sensitivity to market price	%	S/(000)	S/(000)
Shares	+/-10	55,615	45,827
Shares	+/-25	139,037	114,567
Shares	+/-30	166,845	137,480

(ii) Foreign exchange risk

The Group is exposed to fluctuations in the exchange rates of the foreign currency prevailing in its financial position and cash flows. Management sets limits on the levels of exposure by currency and total daily and overnight positions, which are monitored daily. Most of the assets and liabilities in foreign currency are stated in US Dollars. Transactions in foreign currency are made at the exchange rates of free market.

As of December 31, 2025, the weighted average exchange rate of free market published by the SBS for transactions in US Dollars was S/3.358 per US$1 bid and S/3.368 per US$1 ask (S/3.758 and S/3.770 as of December 31, 2024, respectively). As of December 31, 2025, the exchange rate for the accounting of asset and liability accounts in foreign currency set by the SBS was S/3.363 per US$1 (S/3.764 as of December 31, 2024).

The table below presents the detail of the Group’s position:

	As of December 31, 2025
	US Dollars	Soles	Other currencies	Total
	S/(000)	S/(000)	S/(000)	S/(000)
Assets
Cash and due from banks	9,784,117	3,963,653	288,179	14,035,949
Inter-bank funds	—	40,006	—	40,006
Financial investments	7,731,572	20,387,567	54,667	28,173,806
Loans, net	14,424,941	36,345,209	—	50,770,150
Due from customers on acceptances	51,332	—	—	51,332
Other accounts receivable and other assets, net	240,769	1,014,491	980	1,256,240
Reinsurance contract assets	2,056	55,126	—	57,182
	32,234,787	61,806,052	343,826	94,384,665
Liabilities
Deposits and obligations	19,301,489	36,216,857	509,284	56,027,630
Inter-bank funds	—	55,019	—	55,019
Due to banks and correspondents	2,049,531	5,116,483	—	7,166,014
Bonds, notes and other obligations	4,879,304	711,104	—	5,590,408
Due from customers on acceptances	51,332	—	—	51,332
Insurance and reinsurance contract liabilities	3,609,743	9,453,511	—	13,063,254
Other accounts payable, provisions and other liabilities	1,929,823	2,438,585	10,761	4,379,169
	31,821,222	53,991,559	520,045	86,332,826
Forwards position, net	(2,443,784)	2,206,289	237,495	—
Currency swaps position, net	718,766	(718,766)	—	—
Cross currency swaps position, net	1,850,650	(1,850,650)	—	—
Options position, net	(66)	66	—	—
Monetary position, net	539,131	7,451,432	61,276	8,051,839

	As of December 31, 2024
	US Dollars	Soles	Other currencies	Total
	S/(000)	S/(000)	S/(000)	S/(000)
Assets
Cash and due from banks	8,615,546	3,676,441	323,239	12,615,226
Inter-bank funds	—	220,060	—	220,060
Financial investments	7,456,057	19,356,325	45,543	26,857,925
Loans, net	14,372,955	34,848,570	7,923	49,229,448
Due from customers on acceptances	9,163	—	—	9,163
Other accounts receivable and other assets, net	405,658	1,326,121	22	1,731,801
Reinsurance contract assets	207	18,395	—	18,602
	30,859,586	59,445,912	376,727	90,682,225
Liabilities
Deposits and obligations	19,802,404	33,451,094	514,530	53,768,028
Due to banks and correspondents	2,210,040	5,352,017	—	7,562,057
Bonds, notes and other obligations	5,227,805	847,628	—	6,075,433
Due from customers on acceptances	9,163	—	—	9,163
Insurance and reinsurance contract liabilities	3,940,738	8,583,582	—	12,524,320
Other accounts payable, provisions and other liabilities	1,689,640	2,484,247	14,067	4,187,954
	32,879,790	50,718,568	528,597	84,126,955
Forwards position, net	(1,842,468)	1,564,150	278,318	—
Currency swaps position, net	1,849,472	(1,849,472)	—	—
Cross currency swaps position, net	2,071,400	(2,071,400)	—	—
Options position, net	(61)	61	—	—
Monetary position, net	58,139	6,370,683	126,448	6,555,270

As of December 31, 2025, the Group granted indirect loans (contingent operations) in foreign currency for approximately US$1,050,880,000, equivalent to S/3,534,108,000 (US$770,827,000, equivalent to S/2,901,393,000 as of December 31, 2024); see Note 18.

The Group manages the exchange rate risk through the matching of its assets and liabilities operations, supervising its global exchange position daily. The global exchange position of the Group is equivalent to long positions minus short positions in currencies other than the Sol. The global exchange position includes balance positions (spot) and the positions in derivatives, including the positions of derivatives that have been designated as accounting hedges with the purpose of covering the exposure due to the variation of the exchange rate; see Note10(b). Any depreciation/appreciation of the foreign currency would affect the consolidated statement of income. An imbalance in the monetary position would make the Group’s consolidated statement of financial position vulnerable to the fluctuation of the foreign currency (exchange rate “shock”).

The table below shows the analysis of variations of the US Dollar, the main foreign currency to which the Group has exposure as of December 31, 2025 and 2024. The analysis determines the effect of a reasonably possible variation of the exchange rate US Dollar to the Sol, considering all the other variables constant in the consolidated statement of other comprehensive income before Income Tax. A negative amount shows a potential net reduction in the consolidated statement of income, while a positive amount reflects a net potential increase:

Sensitivity analysis	Change in exchange rate	2025	2024
	%	S/(000)	S/(000)
Devaluation
US Dollar	5	20,665	21,165
US Dollar	10	41,330	42,329
US Dollar	15	61,994	63,494

Revaluation
US Dollar	5	(20,665)	(21,165)
US Dollar	10	(41,330)	(42,329)
US Dollar	15	(61,994)	(63,494)

The exposure to the interest rate in the case of Interseguro is shown in Note 29.4(a.3).

29.3.
Liquidity risk

Liquidity risk consists in the Group’s inability to comply with the maturity of its obligations, thus incurring in losses that significantly affect its equity position. This risk may arise as a result of various events such as: the unexpected decrease of funding sources, and the inability to rapidly settle assets, among others.

The Group has a set of indicators that are controlled and reported daily, which establish the minimum liquidity levels allowed for the short-term and reflect several risk aspects such as: concentration, stability, position by currency, main depositors, etc.

Likewise, the Group assesses medium-term and long-term liquidity through a structural analysis of its funds inflows and outflows in different maturity terms. This process allows to know, for each currency, the various funding sources, how liquidity needs increase and which terms are mismatched. Both for assets and liabilities, assumptions are considered for the operations that do not have determined maturity dates, such as revolving loans, savings and similar ones, as well as contingent liabilities, such as non-used letters of credit or lines of credit. Based on this information, the necessary decisions to maintain target liquidity levels are made.

In the case of Interbank, liquidity is managed by the Vice-Presidency of Capital Markets, which chairs the ALCO Committee, in which positions, movements, indicators and limits on liquidity management are presented. Liquidity risk is supervised by the GIR Committee, defining the risk level that Interbank is willing to take and the corresponding indicators, limits and controls are reviewed. The Market Risk Division is in charge of tracking said indicators. Interbank takes short-term deposits and transforms them into longer-term loans. Therefore, its exposure to liquidity risk increases. Interbank maintains a set of deposits that are historically renewed or maintained, and represent a stable funding source.

In the case of Interseguro, it is exposed to requirements other than their cash resources, mainly claims resulting from their short-term insurance contracts. The Board of Directors of the company establishes limits on the minimum proportion of the maturity funds available to meet these requirements and in a minimum level of lines of credit that must be available to cover claims at unexpected claim levels.

Regarding long-term insurance contracts, considering the types of products offered and the long-term contractual relationship with clients (the liquidity risk is not material) the emphasis is on sufficient availability of flow of assets, and the term matching of the latter with the liability obligations (mathematical technical reserves), for which there are sufficiency and adequacy indicators.

The exposure to the interest rate in the case of Interseguro is shown in Note 29.4(a.2).

In the case of Inteligo Bank, the Board of Directors has established liquidity levels as to the minimum amount of available funds required to meet such requirements and the minimum level of inter-banking facilities and other loan mechanisms that should exist to cover unexpected withdrawals. Inteligo Bank holds a short-term asset portfolio comprised of loans and investments to ensure sufficient liquidity.

Inteligo Bank’s financial assets include unlisted equity investments, which generally are illiquid. In addition, Inteligo Bank holds investments in closed (unlisted) and open-ended investment funds, which may be subject to redemption restrictions such as “side pockets” and redemption limits. As a result, Inteligo Bank may not be able to settle some of its investments in these instruments in due time to meet its liquidity requirements.

The following table presents the Group’s undiscounted cash flows payable according to contractual terms agreed (including the payment of future interest):

	As of December 31, 2025
	Up to 1 month	From 1 to 3 months	From 3 to 12 months	From 1 to 5 years	Over 5 years	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Financial liabilities by type -
Deposits and obligations	41,664,775	6,430,086	5,688,525	1,388,051	1,128,206	56,299,643
Inter-bank funds	55,019	—	—	—	—	55,019
Due to banks and correspondents	1,092,767	1,166,490	2,177,827	1,082,178	3,629,176	9,148,438
Bonds, notes and other obligations	41,403	2,937	2,074,773	3,832,413	339,962	6,291,488
Due from customers on acceptances	17,717	31,889	1,726	—	—	51,332
Insurance and reinsurance contract liabilities	133,500	258,161	1,153,588	6,277,806	18,083,247	25,906,302
Other accounts payable, provisions and other liabilities	1,274,168	153,895	340,229	194,085	2,209,708	4,172,085
Total non-derivative liabilities	44,279,349	8,043,458	11,436,668	12,774,533	25,390,299	101,924,307
Derivatives held for trading (*) -
Contractual amounts receivable (inflow)	653,321	522,073	925,197	594,077	252,636	2,947,304
Contractual amounts payable (outflow)	632,958	543,862	849,053	624,174	300,277	2,950,324
Total	20,363	(21,789)	76,144	(30,097)	(47,641)	(3,020)
Derivatives held as hedge (**) -
Contractual amounts receivable (inflow)	—	6,606	1,040,782	347,131	—	1,394,519
Contractual amounts payable (outflow)	—	8,036	1,170,242	384,964	—	1,563,242
Total	—	(1,430)	(129,460)	(37,833)	—	(168,723)

	As of December 31, 2024
	Up to 1 month	From 1 to 3 months	From 3 to 12 months	From 1 to 5 years	Over 5 years	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Financial liabilities by type -
Deposits and obligations	39,797,251	5,412,063	6,777,915	925,035	1,256,702	54,168,966
Due to banks and correspondents	1,949,333	792,039	733,189	2,465,292	3,831,777	9,771,630
Bonds, notes and other obligations	70,454	2,943	1,652,261	4,665,178	333,061	6,723,897
Due from customers on acceptances	4,691	4,472	—	—	—	9,163
Insurance and reinsurance contract liabilities	116,089	222,826	1,007,404	4,994,624	18,194,009	24,534,952
Other accounts payable, provisions and other liabilities	2,301,897	115,868	150,913	134,248	1,382,740	4,085,666
Total non-derivative liabilities	44,239,715	6,550,211	10,321,682	13,184,377	24,998,289	99,294,274
Derivatives held for trading (*) -
Contractual amounts receivable (inflow)	1,637,115	880,914	1,123,569	1,134,788	176,817	4,953,203
Contractual amounts payable (outflow)	1,605,814	1,088,989	962,496	1,145,555	179,999	4,982,853
Total	31,301	(208,075)	161,073	(10,767)	(3,182)	(29,650)
Derivatives held as hedge (**) -
Contractual amounts receivable (inflow)	—	86,992	414,593	1,230,550	—	1,732,135
Contractual amounts payable (outflow)	1,690	78,266	450,019	1,173,525	—	1,703,500
Total	(1,690)	8,726	(35,426)	57,025	—	28,635

(*) It includes contracts whose future flows agreed to be exchanged are settled on a net basis (non-delivery) and a gross basis (full-delivery).

(**) It only includes contracts whose future flows agreed to be exchanged are settled on a net basis (non-delivery).

The table below shows maturity, by contractual term, of the contingent credits (indirect loans) granted by the Group as of the dates of the consolidated statement of financial position:

	2025	2024
	S/(000)	S/(000)
Contingent credits (indirect loans)
Up to 1 month	1,258,273	649,837
From 1 to 3 months	1,238,443	1,364,278
From 3 to 12 months	2,751,311	2,644,655
From 1 to 5 years	319,669	409,898
Over 5 years	26	26
Total	5,567,722	5,068,694

The Group estimates that not all of the contingent loans (indirect) or commitments will be used before the maturity date of the commitments.

The following table shows the changes in liabilities arising from financing activities according to IAS 7:

	2025
	Balance as of January 1	Declared dividends payable	Dividends received on treasury shares in the Group	Cash flow	Effect of variation in exchange rate	Others	Balance as of December 31
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Inter-bank funds	—	—	—	54,992	8	19	55,019
Bonds, notes and other obligations	6,075,433	—	—	123,204	(600,058)	(8,171)	5,590,408
Lease liability related to right-of-use assets	143,803	—	—	(54,105)	(605)	55,152	144,245
Dividends payable of IFS	—	420,096	(13,266)	(406,830)	—	—	—
Dividends payable to minority	958	3,097	—	(3,040)	—	3,019	4,034
Total liabilities for financing activities	6,220,194	423,193	(13,266)	(285,779)	(600,655)	50,019	5,793,706

	2024
	Balance as of January 1	Dividends payable	Cash flow	Effect of variation in exchange rate	Others	Balance as of December 31
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Inter-bank funds	119,712	—	(121,438)	1,785	(59)	—
Bonds, notes and other obligations	5,551,629	—	439,867	67,186	16,751	6,075,433
Lease liability related to right-of-use assets	90,513	—	(55,391)	102	108,579	143,803
Dividends payable	911	430,425	(430,280)	—	(98)	958
Total liabilities for financing activities	5,762,765	430,425	(167,242)	69,073	125,173	6,220,194

29.4.
Insurance risk

The risk under an insurance contract, in any of its various forms, is the possibility that the insured event occurs; therefore, uncertainty is realized in the amount of the resulting claim. Given the nature of the insurance contract, this risk is aleatory and; therefore, unpredictable.

Regarding a portfolio of insurance contracts where the theory of large numbers and probabilities for pricing and provisions is applied, the main risk faced by the insurance business of the Group, managed by Interseguro, is that claims and/or payments of benefits covered by the policies exceed the book value of insurance liabilities. This could happen to the extent that the frequency and/or severity of claims and benefits are higher than estimated. The factors that are considered to perform the assessment of insurance risks are the following:

- Frequency and severity of claims;

- Sources of uncertainty in the calculation of payment of future claims;

- Mortality tables for different coverage plans in the life insurance segment;

- Changes in market rates of investments that directly affect the discount rates to calculate mathematical reserves; and

- Specific requirements established by the SBS according to insurance plans.

On the other hand, Interseguro has signed contracts of automatic reinsurance coverage mainly in credit life, retirement and life insurances that protect it from losses due to frequency and severity. The objective of this reinsurance negotiation is that the total net insurance losses do not affect the equity and liquidity of Interseguro. Interseguro’s policy is to sign contracts with companies with international rating determined by SBS rules. Pension contracts do not have reinsurance coverage.

(a)
Life insurance contracts -

Interseguro has developed its insurance underwriting strategy to diversify the type of insurance risks accepted. Factors that aggravate the insurance risk include lack of risk diversification in terms of type and amount of risk and geographic location. The underwriting strategy aims to ensure that underwriting risks are well diversified in terms of type and amount of risk. Underwriting limits serve to implement the selection criteria for appropriate risk. As of December 31, 2025 and 2024, most of the insurance contracts entered into by Interseguro are located in the city of Lima.

The sufficiency of reserves is a principle of insurance management. Technical reserves for claims and premiums are estimated by Interseguro’s actuaries and reviewed by independent experts when deemed necessary.

Interseguro’s Management constantly monitors trends in claims, which allows it to perform estimates of claims incurred but not reported (IBNR) that are supported by recent information.

On the other hand, Interseguro is exposed to the risk that mortality and morbidity rates associated with customers do not reflect the actual mortality and morbidity and may cause the premium calculated for the coverage offered to be insufficient to cover claims. For this reason, Interseguro performs a careful risk selection or underwriting when issuing policies, because by doing so it can classify the degree of risk presented by a proposed insured, analyzing characteristics such as gender, smoking condition, health condition, among others.

In the particular case of pensions, the risk assumed by Interseguro is that the real life expectancy of the insured population is greater than that estimated when determining income, which would mean a deficit of reserves to comply with the payment of pensions.

On the other hand, insurance products do not have particularly relevant terms or clauses that could have a significant impact or represent significant uncertainties over Interseguro’s cash flows.

(a.1) Sensitivity of life insurance contracts and reinsurance contracts -

The following sensitivity analysis shows the impact (gross and net of the reinsurance held) on the contractual service margin (“CSM”), income before taxes and net equity for the reasonably possible movements in the key assumptions, the rest of the assumptions remaining constant. The correlation of the assumptions will have a significant effect on the determination of the final impacts, but to demonstrate the impact resulting from changes in each assumption, the assumptions had to be changed individually. It is worth noting that the movements of these assumptions are non-linear. When options exist, these are the main reason of the sensitivity's asymmetry. The method used to obtain information about the sensitivity and the significant hypotheses did not vary regarding the previous period.

Life insurance contracts issued

		2025				2024
	Change in assumptions	Impact on income before taxes, gross of reinsurance	Impact on income before taxes, net of reinsurance	Impact on net equity, gross of reinsurance	Impact on net equity of reinsurance	Impact on income before taxes, gross of reinsurance	Impact on income before taxes, net of reinsurance	Impact on net equity, gross of reinsurance	Impact on net equity of reinsurance
	%	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Mortality/morbidity rate	+10%	(11,635)	(5,508)	(13,831)	(7,705)	(11,560)	(9,942)	(12,038)	(10,420)
Longevity	+10%	(209,615)	(209,615)	(202,358)	(202,358)	(215,592)	(215,592)	(179,819)	(179,819)
Expenses	+10%	(36,563)	(36,568)	(36,824)	(36,829)	(38,400)	(38,274)	(33,987)	(33,862)
Expiration and abandonment rate	+10%	10,238	8,779	9,527	8,067	11,536	10,589	7,267	6,320

Mortality/morbidity rate	+10%	11,670	8,410	13,713	10,453	11,150	10,048	11,470	10,368
Longevity	+10%	133,505	133,505	127,307	127,307	157,253	157,253	125,713	125,713
Expenses	+10%	36,361	36,317	36,611	36,566	38,394	38,330	33,980	33,916
Expiration and abandonment rate	+10%	(10,900)	(9,291)	(9,936)	(8,326)	(12,300)	(11,206)	(7,665)	(6,571)

		2025		2024
	Change in assumptions	Impact on CSM before taxes, gross of reinsurance	Impact on CSM before taxes, net of reinsurance	Impact on CSM before taxes, gross of reinsurance	Impact on CSM before taxes, net of reinsurance
	%	S/(000)	S/(000)	S/(000)	S/(000)
Mortality/morbidity rate	+10%	(43,274)	(31,820)	(32,566)	(21,822)
Longevity	+10%	(38,516)	(38,516)	(40,650)	(40,650)
Expenses	+10%	(34,322)	(34,317)	(26,561)	(26,686)
Expiration and abandonment rate	+10%	(6,127)	(6,684)	(3,941)	(4,485)

Mortality/morbidity rate	+10%	43,664	29,152	33,422	22,119
Longevity	+10%	92,190	92,190	75,852	75,852
Expenses	+10%	34,501	34,545	26,543	26,606
Expiration and abandonment rate	+10%	7,535	8,262	4,852	5,480

(a.2) Analysis of maturities of insurance and reinsurance contracts liabilities (present value of the future cash flows) –

The following table summarizes the maturity profile of the portfolios of insurance contracts issued and the portfolios of reinsurance contracts held that are liabilities of the Group, based on the estimations of the present value of the future cash flows that are expected to be paid in the following periods:

	2025
	Less than 1 year	From 1 to 2 years	From 2 to 3 years	From 3 to 4 years	From 4 to 5 years	More than 5 years	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Life insurance contractual liabilities	732,197	621,125	638,880	696,011	749,969	22,271,639	25,709,821
Life reinsurance contractual liabilities	(13,692)	(4,573)	(2,433)	(2,203)	(2,020)	(146,871)	(171,792)
Other liabilities	179,582	199,518	422,607	297,110	636,793	1,116,144	2,851,754
Total	898,087	816,070	1,059,054	990,918	1,384,742	23,240,912	28,389,783

	2024
	Less than 1 year	From 1 to 2 years	From 2 to 3 years	From 3 to 4 years	From 4 to 5 years	More than 5 years	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Life insurance contractual liabilities	828,869	662,883	701,260	742,760	787,041	21,797,613	25,520,426
Life reinsurance contractual liabilities	(20,594)	(1,034)	(1,075)	(1,117)	(1,157)	(109,120)	(134,097)
Other liabilities	98,700	137,306	154,129	164,923	265,832	992,608	1,813,498
Total	906,975	799,155	854,314	906,566	1,051,716	22,681,101	27,199,827

Analysis of maturities of financial assets (based on non-discounted contractual cash flows) –

The following table summarizes the maturity profile of the Group’s financial assets in function of the non-discounted contractual cash flows, including interest receivable.

	2025
	Less than 1 year	From 1 to 2 years	From 2 to 3 years	From 3 to 4 years	From 4 to 5 years	More than 5 years	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Financial assets
Cash and cash equivalents	—	—	—	—	—	—	—
Investments at fair value through profit or loss	88	88	88	88	88	2,444	2,884
Debt instruments at fair value through other comprehensive income	1,064,804	1,055,793	1,054,406	1,307,692	1,259,962	18,492,436	24,235,093
Investments at amortized cost	—	—	—	—	25,904	—	25,904
Total	1,064,892	1,055,881	1,054,494	1,307,780	1,285,954	18,494,880	24,263,881

	2024
	Less than 1 year	From 1 to 2 years	From 2 to 3 years	From 3 to 4 years	From 4 to 5 years	More than 5 years	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Financial assets
Cash and cash equivalents	—	—	—	—	—	—	—
Investments at fair value through profit or loss	98	98	98	98	98	2,834	3,324
Debt instruments at fair value through other comprehensive income	1,057,660	1,067,828	1,152,885	1,162,798	1,283,365	18,332,782	24,057,318
Investments at amortized cost	—	—	—	—	27,201	—	27,201
Total	1,057,758	1,067,926	1,152,983	1,162,896	1,310,664	18,335,616	24,087,843

(a.3) Exchange rate risk –

It is the risk that the fair value of future cash flows of a financial instrument, assets and/or liabilities of insurance contracts may fluctuate due to changes in the exchange rate.

The main operations of the Group are performed in Soles and their exposure to exchange rate risk rises mainly regarding the US Dollar. The Group’s financial assets are mainly denominated in the same currencies as its insurance contracts liabilities.

The Group partially mitigates the foreign currency risk associated with insurance contracts through the holding of reinsurance contracts denominated in the same currencies as its insurance contractual liabilities.

The following table summarizes the financial assets and the insurance contracts assets and liabilities of the Company by main currency:

	2025			2024
	US Dollar	Sol	Total	US Dollar	Sol	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Financial assets
Cash and cash equivalents	181,399	301,145	482,544	72,053	131,892	203,945
Investments at fair value through profit or loss	570,928	3,292	574,220	372,064	4,585	376,649
Debt instruments at fair value through other comprehensive income	4,391,332	9,560,725	13,952,057	4,205,803	9,062,225	13,268,028
Investments at amortized cost	—	25,904	25,904	—	24,838	24,838

Insurance contracts assets -
Life insurance issued	—	—	—	—	—	—
Life reinsurance held	2,056	15,022	17,078	207	18,395	18,602
Reinsurance held	—	—	—	—	—	—

Insurance contracts liabilities -
Life insurance issued	3,604,846	9,453,926	13,058,772	3,940,738	8,581,614	12,522,352
Life reinsurance held	4,898	(416)	4,482	—	1,968	1,968
Reinsurance held	—	—	—	—	—	—

Interest rate risk

The Group has adopted the option of reflecting in other comprehensive income (“OCI”) the fluctuations in the discount rate applicable to insurance contract liabilities, pursuant to IFRS 17, as well as certain financial instruments that are recorded at fair value through OCI, according to IFRS 9. This accounting strategy allows the mitigation of the volatility in the consolidated statement of income because the interest rate fluctuations do not impact directly on the income for the period. These decisions, altogether, protect the reported financial performance against changes in the market environment.

It is the risk that the fair value or future cash flows of a financial instrument or insurance or reinsurance contract may fluctuate due to changes in the market interest rates. Instruments at variable interest rates expose the Group to cash flow interest risk, while instruments at fixed interest rates expose the Group to fair value risk. There is not any direct contractual relation between financial assets and insurance contracts. However, the Group’s policy on interest rate risk requires it to manage the scope of the net interest rate risk by keeping an adequate combination of instruments at variable and fixed rates to support the insurance contract liabilities. Said policy also requires it to manage the maturity of financial assets that accrue interest. The Group does not have a significant concentration of the interest rate risk. The Group’s exposure to insurance and reinsurance contracts sensitive to interest rate risk and debt instruments is the following:

	2025	2024
	S/(000)	S/(000)
Insurance contracts assets -
Life insurance issued	—	—
Life reinsurance held	17,078	18,602
Reinsurance held	—	—

Insurance contracts liabilities -
Life insurance issued	13,058,772	12,522,352
Life reinsurance held	4,482	1,968
Reinsurance held	—	—

Debt instruments at fair value through profit or loss	574,220	376,649
Debt instruments at fair value through other comprehensive income	13,952,057	13,268,028
Debt instruments at amortized cost	25,904	24,838
Total	27,632,513	26,212,437

The following analysis is made for the reasonably possible movements of the key variables, the rest of the variables remaining constant, showing the impact on income before taxes and equity. The correlation of the variables will have a significant effect on the determination of the final impact of the interest rate risk, but to demonstrate the impact due to changes in variables, the variables had to be changed individually. It is worth noting that the movements of these variables are non-linear. The method used to obtain information about the sensitivity and the significant variables did not vary regarding the previous period.

		2025		2024
	Change in basis points	Impact on income before taxes	Impact on equity	Impact on income before taxes	Impact on equity
		S/(000)	S/(000)	S/(000)	S/(000)
Insurance and reinsurance contracts	+100	(7,229)	1,206,193	(4,958)	1,113,771
Debt instruments	+100	(111)	(979,197)	(99)	(928,453)
Insurance and reinsurance contracts	-100	9,094	(1,469,217)	6,210	(1,345,914)
Debt instruments	-100	128	1,125,978	115	1,068,856

29.5 Real estate risk management -

Real estate risk is defined as the possibility of losses due to changes or volatility of market prices of properties; see Note 7. Investment properties are held by Interseguro to manage its long-term inflows and match its technical reserves. SBS Resolution No. 2840-2012, dated May 11, 2012, “Regulations on Real Estate Risk Management in Insurance Companies”, requires that insurance companies adequately identify, measure, control and report the real estate risk level they are exposed to.

Additionally, Interseguro has identified the following risks associated with its real estate portfolios:

- The cost to develop a project may increase if there are delays in the planning process; however, Interseguro receives services from advisors to reduce the risks that may arise in the planning process.

- A major lessee may become insolvent thus causing a significant loss in rental income and a reduction in the value of the associated property. To reduce this risk, Interseguro reviews the financial position of all prospective lessees and decides on the appropriate level of safety required, such as lease deposits or guarantees.

- The fair values of the investment property could be affected by the cash flows generated by the tenants and/or lessees, as well as by the economic conditions of Peru and future expectations.

29.6 Operational risk

Operational risk is the risk of loss arising from systems failure, human error, fraud or external events. When internal controls fail, operational risks can cause damage to reputation, have legal or regulatory implications, or lead to financial loss. The Group cannot expect to eliminate all operational risks, but through a control framework and by monitoring and responding to potential risks, the Group is able to manage these risks. Controls include mainly the segregation of duties, accesses, authorization and reconciliation procedures, staff training and assessment processes, including the review by Internal Audit.

Group’s Management has focused its attention on the implementation of a series of measures aimed to ensure the Group’s workers an optimal environment of information technology systems and cybersecurity systems for the execution of their operations within a mixed labor environment (home or office).

29.7 Capital management

The Group manages in an active manner a capital base to cover the risks inherent to its activities. Capital adequacy of the Group is monitored by using regulations and ratios established by the different regulators. See Note 16(f).